   As filed with the Securities and Exchange Commission on April 26, 2004.

                                                          File No. 33-80738
                                                                  811-08584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.    17                                  [X]
                                      --------

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    68                                                 [X]
                       --------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
         --------
            X      on May 3, 2004 pursuant to paragraph (b) of Rule 485
         -------
                   60 days after filing pursuant to paragraph (a)(1) of Rule 485
         --------
                   on _____,  pursuant to paragraph (a)(1) of Rule 485
         --------
                   this post-effective amendment designates a new effective date
         --------  for a previously filed post-effective amendment.

                                    PART A

SELECT DIMENSIONS VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: (800) 862-6668 (CONTRACT OWNERS)
(800) 862-4397 (ACCOUNT EXECUTIVE)                            [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series I of the Select Dimensions Variable Annuity. Please read it carefully.

Select Dimensions Variable Annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment goals and risk tolerance. The Sub-Accounts and the Portfolios are listed below:



- MONEY MARKET SUB-ACCOUNT which purchases Class X shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series



- FLEXIBLE INCOME SUB-ACCOUNT which purchases Class X shares of Flexible Income Portfolio of the Morgan Stanley Select Dimensions Investment Series



- BALANCED GROWTH SUB-ACCOUNT which purchases Class X shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series



- UTILITIES SUB-ACCOUNT which purchases Class X shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series (Closed to Contracts issued on or after May 3, 2004)



- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class X shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series



- VALUE-ADDED MARKET SUB-ACCOUNT which purchases Class X shares of Value-Added Market Portfolio of the Morgan Stanley Select Dimensions Investment Series



- GROWTH SUB-ACCOUNT which purchases Class X shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series



- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series



- CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of Capital Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series



- GLOBAL EQUITY SUB-ACCOUNT which purchases Class X shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series



- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class X shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series



- CORE PLUS FIXED INCOME SUB-ACCOUNT which purchases Class I shares of Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc.



- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases Class I shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases Class I shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.



- HIGH YIELD SUB-ACCOUNT which purchases Class I shares of High Yield Portfolio of The Universal Institutional Funds, Inc.



- U.S. MID CAP VALUE SUB-ACCOUNT (formerly U.S. Mid Cap Core Sub-Account) which purchases Class I shares of U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc.



- TECHNOLOGY SUB-ACCOUNT which purchases Class I shares of Technology Portfolio of The Universal Institutional Funds, Inc. (Closed to Contracts issued on or after May 3, 2004)



- ENTERPRISE SUB-ACCOUNT which purchases Class I shares of Enterprise Portfolio of the Van Kampen Life Investment Trust



- GROWTH AND INCOME SUB-ACCOUNT which purchases Class I shares of Growth and Income Portfolio of the Van Kampen Life Investment Trust



- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")



- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")



- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")



- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")



- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")



- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial
  Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)



- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)



- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial
  Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)



- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)



- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)



- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")



- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")



- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")



- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")



- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")


You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
 ----------------------------------------------------------------------------
 DEFINITIONS                                                               5
 ----------------------------------------------------------------------------
 FEE TABLE                                                                 7
 ----------------------------------------------------------------------------
 HIGHLIGHTS                                                               12
 ----------------------------------------------------------------------------
 GENERAL CONTRACT INFORMATION                                             13
 ----------------------------------------------------------------------------
   Hartford Life Insurance Company                                        13
 ----------------------------------------------------------------------------
   Separate Account                                                       13
 ----------------------------------------------------------------------------
 THE PORTFOLIOS                                                           14
 ----------------------------------------------------------------------------
   The Investment Advisers                                                15
 ----------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION                                          17
 ----------------------------------------------------------------------------
 FIXED ACCOUNT                                                            17
 ----------------------------------------------------------------------------
 THE CONTRACT                                                             19
 ----------------------------------------------------------------------------
   Purchases and Contract Value                                           19
 ----------------------------------------------------------------------------
   Charges and Fees                                                       21
 ----------------------------------------------------------------------------
   Death Benefit                                                          24
 ----------------------------------------------------------------------------
   Surrenders                                                             26
 ----------------------------------------------------------------------------
 ANNUITY PAYOUTS                                                          28
 ----------------------------------------------------------------------------
 OTHER PROGRAMS AVAILABLE                                                 30
 ----------------------------------------------------------------------------
 OTHER INFORMATION                                                        30
 ----------------------------------------------------------------------------
   Legal Matters                                                          31
 ----------------------------------------------------------------------------
   More Information                                                       31
 ----------------------------------------------------------------------------
 FEDERAL TAX CONSIDERATIONS                                               32
 ----------------------------------------------------------------------------
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       36
 ----------------------------------------------------------------------------
 APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                        40
 ----------------------------------------------------------------------------
 APPENDIX III -- ACCUMULATION UNIT VALUES                                 41
 ----------------------------------------------------------------------------
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 50
 ----------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets including any money you have invested in the Fixed Account. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.


SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                   FEE TABLE
                       WITHOUT THE LONGEVITY REWARD RIDER

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases (as a percentage of Premium
   Payments)                                                         None
 -------------------------------------------------------------------------
 Contingent Deferred Sales Charge (as a percentage of Premium
   Payments) (1)
     First Year (2)                                                     6%
 -------------------------------------------------------------------------
     Second Year                                                        6%
 -------------------------------------------------------------------------
     Third Year                                                         5%
 -------------------------------------------------------------------------
     Fourth Year                                                        5%
 -------------------------------------------------------------------------
     Fifth Year                                                         4%
 -------------------------------------------------------------------------
     Sixth Year                                                         3%
 -------------------------------------------------------------------------
     Seventh Year                                                       2%
 -------------------------------------------------------------------------
     Eighth Year                                                        0%
 -------------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

 ANNUAL MAINTENANCE FEE (3)                                           $30
 -------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
     Mortality and Expense Risk Charge                               1.25%
 -------------------------------------------------------------------------
     Administrative Charge                                           0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses                          1.40%
 -------------------------------------------------------------------------
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account
   Value)
     Optional Death Benefit Charge                                   0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses with all Optional
      Charges                                                        1.55%
 -------------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE
                        WITH THE LONGEVITY REWARD RIDER

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases (as a percentage of Premium
   Payments)                                                         None
 -------------------------------------------------------------------------
 Contingent Deferred Sales Charge (as a percentage of Premium
   Payments) (1)
 -------------------------------------------------------------------------

                EXISTING PREMIUM PAYMENTS                                      NEW PREMIUM PAYMENTS
                                  CONTINGENT DEFERRED
                                      SALES CHARGE                 YEARS SINCE WE             CONTINGENT DEFERRED
                                    (AS A PERCENTAGE              RECEIVED THE NEW                SALES CHARGE
        YEARS SINCE                   OF EXISTING                 PREMIUM PAYMENT               (AS A PERCENTAGE
         RIDER DATE                PREMIUM PAYMENTS)             BEING SURRENDERED            OF PREMIUM PAYMENTS)
----------------------------------------------------------------------------------------------------------------------
    First Year                             5%               First Year                                 5%
----------------------------------------------------------------------------------------------------------------------
    Second Year                            4%               Second Year                                4%
----------------------------------------------------------------------------------------------------------------------
    Third Year                             3%               Third Year                                 3%
----------------------------------------------------------------------------------------------------------------------
    Fourth Year                            2%               Fourth Year                                2%
----------------------------------------------------------------------------------------------------------------------
    Fifth Year                             1%               Fifth Year                                 1%
----------------------------------------------------------------------------------------------------------------------
    Sixth Year                             0%               Sixth Year                                 0%
----------------------------------------------------------------------------------------------------------------------

(1) The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

 ANNUAL MAINTENANCE FEE (2)                                           $30
 -------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
     Mortality and Expense Risk Charge                               1.15%
 -------------------------------------------------------------------------
     Administrative Charge                                           0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses                          1.30%
 -------------------------------------------------------------------------
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account
   Value)
     Optional Death Benefit Charge                                   0.15%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses with all Optional
      Charges                                                        1.45%
 -------------------------------------------------------------------------


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                              Minimum  Maximum
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                        0.54%    1.87%
------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.


                         Annual Fund Operating Expenses



                           As of the Fund's Year End
                    (As a percentage of average net assets)



                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       TOTAL
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT DIMENSIONS
  INVESTMENT SERIES:
---------------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Class X            0.50 %        N/A          0.04 %        0.54   %           N/A             0.54 %
---------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio -- Class X         0.40 %        N/A          0.17 %        0.57   %           N/A             0.57 %
---------------------------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio -- Class X         0.60 %        N/A          0.08 %        0.68   %           N/A             0.68 %
---------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio -- Class X               0.65 %        N/A          0.06 %        0.71   %           N/A             0.71 %
---------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio -- Class X         0.62 %        N/A          0.04 %        0.66   %           N/A             0.66 %
---------------------------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio -- Class X      0.50 %        N/A          0.05 %        0.55   %           N/A             0.55 %
---------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio -- Class X                  0.80 %        N/A          0.13 %        0.93   %           N/A             0.93 %
---------------------------------------------------------------------------------------------------------------------------------
American Opportunities Portfolio --
  Class X                                    0.63 %        N/A          0.04 %        0.67   %           N/A             0.67 %
---------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities Portfolio -- Class X   0.75 %        N/A          0.12 %        0.87   %           N/A             0.87 %
---------------------------------------------------------------------------------------------------------------------------------
Global Equity Portfolio -- Class X           1.00 %        N/A          0.08 %        1.08   %           N/A             1.08 %
---------------------------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio -- Class X       0.50 %        N/A          0.12 %        0.62   %           N/A             0.62 %
---------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio Class I (1)             0.50 %        N/A          0.52 %        1.02   %           N/A             1.02 %
---------------------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Value Portfolio Class I (1)     0.75 %        N/A          0.37 %        1.12   %           N/A             1.12 %
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio Class I
  (1)                                        0.80 %        N/A          0.41 %        1.21   %           N/A             1.21 %
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio Class I
  (1)                                        1.25 %        N/A          0.62 %        1.87   %           N/A             1.87 %
---------------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio Class I
  (1)                                        0.40 %        N/A          0.33 %        0.73   %           N/A             0.73 %
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio Class I (1)             0.80 %        N/A          0.53 %        1.33   %           N/A             1.33 %
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Enterprise Portfolio -- Class I (2)          0.50 %        N/A          0.14 %        0.64   %           N/A             0.64 %
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio -- Class I       0.60 %        N/A          0.06 %        0.66   %           N/A             0.66 %
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES:
American Funds Global Growth Fund --
  Class 2                                    0.66 %       0.25  %       0.04 %        0.95   %           N/A             0.95 %
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund -- Class 2                            0.80 %       0.25  %       0.03 %        1.08   %           N/A             1.08 %
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2        0.37 %       0.25  %       0.02 %        0.64   %           N/A             0.64 %
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund --
  Class 2                                    0.33 %       0.25  %       0.01 %        0.59   %           N/A             0.59 %
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
  Class 2                                    0.57 %       0.25  %       0.06 %        0.88   %           N/A             0.88 %
---------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
MFS-Registered Trademark- Capital
  Opportunities Series -- Initial
  Class (3)(4)(5)                            0.75 %        N/A          0.19 %        0.94   %          0.04   %         0.90 %
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series -- Initial Class (3)                0.75 %        N/A          0.12 %        0.87   %           N/A             0.87 %
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
  Stock Series -- Initial Class (3)          0.75 %        N/A          0.13 %        0.88   %           N/A             0.88 %
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust
  Series -- Initial Class (3)                0.75 %        N/A          0.12 %        0.87   %           N/A             0.87 %
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series -- Initial Class (3)                0.75 %        N/A          0.09 %        0.84   %           N/A             0.84 %
---------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       TOTAL
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST:
Franklin Small Cap Fund -- Class 2 (6)(7)    0.51 %       0.25  %       0.29 %        1.05   %          0.04   %         1.01 %
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities
  Fund -- Class 1 (7)                        0.42 %        N/A          0.25 %        0.67   %          0.02   %         0.65 %
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2
  (6)                                        0.60 %       0.25  %       0.20 %        1.05   %           N/A             1.05 %
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund -- Class 1                            1.25 %        N/A          0.30 %        1.55   %           N/A             1.55 %
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2 (6)(8)                             0.81 %       0.25  %       0.07 %        1.13   %           N/A             1.13 %
---------------------------------------------------------------------------------------------------------------------------------



(1) The Management Fees and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fees and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:



                                                                                                       TOTAL
                                                                            12B-1                     ANNUAL
                                                                         DISTRIBUTION                  FUND
                                                          MANAGEMENT   AND/OR SERVICING    OTHER     OPERATING
                                                             FEES            FEES         EXPENSES   EXPENSES
--------------------------------------------------------------------------------------------------------------
High Yield Portfolio -- Class I                             0.28%            N/A           0.52%       0.80%
--------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Value Portfolio -- Class I                     0.68%            N/A           0.37%       1.05%
--------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio -- Class I                  0.80%            N/A           0.41%       1.21%
--------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio -- Class I                1.16%            N/A           0.62%       1.78%
--------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio -- Class I                 0.37%            N/A           0.33%       0.70%
--------------------------------------------------------------------------------------------------------------
Technology Portfolio -- Class I                             0.62%            N/A           0.53%       1.15%
------------------------------------------------------------------------------------------



(2) The investment adviser, Van Kampen Asset Management, has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Annual Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" for the Portfolios would be:



                                                                                                     TOTAL
                                                                           12B-1                    ANNUAL
                                                                        DISTRIBUTION                 FUND
                                                          MANAGEMENT       AND/OR        OTHER     OPERATING
                                                             FEES      SERVICING FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
Enterprise Portfolio -- Class I                             0.46%           N/A          0.14%       0.60%
------------------------------------------------------------------------------------------------------------



(3) Each series of the MFS Variable Insurance Trust has an offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend dispursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, net "Total Annual Fund Operating Expenses" would be lower for certain series and would equal: 0.86% for MFS-Registered Trademark- Emerging Growth Series and 0.87% for MFS-Registered Trademark- Investors Growth Stock Series.



(4) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually for each series. This agreement will continue until at least December 30, 2004.



(5) The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series.



(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.



(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board of Trustees and an order of the Securities and Exchange Commission.



(8) The Fund's administration fee is paid indirectly through the management fee.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                         $  926
----------------------------------------------------------------------
3 years                                                        $1,579
----------------------------------------------------------------------
5 years                                                        $2,243
----------------------------------------------------------------------
10 years                                                       $3,820
----------------------------------------------------------------------


(2)  If you annuitize at the end of the applicable time period:


1 year                                                         $  351
----------------------------------------------------------------------
3 years                                                        $1,082
----------------------------------------------------------------------
5 years                                                        $1,835
----------------------------------------------------------------------
10 years                                                       $3,811
----------------------------------------------------------------------


(3)  If you do not Surrender your Contract:


1 year                                                         $  358
----------------------------------------------------------------------
3 years                                                        $1,090
----------------------------------------------------------------------
5 years                                                        $1,843
----------------------------------------------------------------------
10 years                                                       $3,820
----------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract. The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT     SALES CHARGE WILL BE:
-------------------------------------------
         1                    6%
-------------------------------------------
         2                    6%
-------------------------------------------
         3                    5%
-------------------------------------------
         4                    5%
-------------------------------------------
         5                    4%
-------------------------------------------
         6                    3%
-------------------------------------------
         7                    2%
-------------------------------------------
     8 or more                0%
-------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than seven years.

x  Distributions made due to death
x Distributions under a program for substantially equal periodic payments made for your life expectancy

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?


We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:


- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.


- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.


WHAT IS THE LONGEVITY REWARD RIDER?

If you are eligible, you may add the Longevity Reward Rider to your Contract. The Rider reduces the Mortality and Expense Risk Charge to an annual charge of 1.15%, and applies a new five-year Contingent Deferred Sales Charge schedule to Surrenders made after you add the Rider to your Contract. The new schedule declines from 5% to 0% over five years.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or Annuitant, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

If death occurs before the Annuity Commencement date, the Death Benefit is the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

 - the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

 -  the Contract Value of your Contract;

 -  your Maximum Anniversary Value; or

 - your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity and Payments For a Designated Period. We may make other Annuity Payout Options available at any time.


You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03              A+  Financial strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03             AA-  Financial strength
-----------------------------------------------------------------------------------------------------
 Fitch                                   1/09/04             AA   Financial strength
-----------------------------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE PORTFOLIOS
--------------------------------------------------------------------------------


The underlying investments for the Contract are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust-SM- and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Fund's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:


MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity.



FLEXIBLE INCOME PORTFOLIO -- Seeks, as a primary objective to provide a high level of current income. As a secondary objective the Portfolio seeks to maximize total return, but only to the extent consistent with its primary objective.



BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income.



UTILITIES PORTFOLIO (Closed to Contracts issued on or after May 3,
2004) -- Seeks capital appreciation and current income.



DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.



GROWTH PORTFOLIO -- Seeks long-term growth of capital.



AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility.



CAPITAL OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth.



GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income.



DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:


HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds").



U.S. MID CAP VALUE PORTFOLIO (formerly U.S. Mid Cap Core Portfolio) -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.



EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.



EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.



CORE PLUS FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.



TECHNOLOGY PORTFOLIO (Closed to Contracts issued on or after May 3,
2004) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries.


VAN KAMPEN LIFE INVESTMENT TRUST:


ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.



GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES:


AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.



AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.



AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.


MFS VARIABLE INSURANCE TRUST:


MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.



MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.



MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.



MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.



FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.



MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.



TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.



TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


THE INVESTMENT ADVISERS


Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Flexible Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio, the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley.



MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.



Morgan Stanley Investment Management Inc. ("MS Investment Management"), a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, doing business in this instance as Van Kampen, is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, High Yield Portfolio, Core Plus Fixed Income Portfolio, U.S. Mid Cap Value Portfolio, and Technology Portfolio of The Universal Institutional
Funds, Inc. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of Morgan Stanley.



The Investment Adviser with respect to the Growth and Income Portfolio and Enterprise Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three

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16                                               HARTFORD LIFE INSURANCE COMPANY
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million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.



American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.



MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.



Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. In this Annuity, Franklin Small Cap Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund offer Class 2 shares and Franklin Strategic Income Fund and Templeton Developing Markets Securities Fund offer Class I shares. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your Contract. We may, in our sole discretion, establish new Portfolios. New Portfolios will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Portfolios to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide
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HARTFORD LIFE INSURANCE COMPANY                                               17
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that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Sub-Accounts for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING
TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT
TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.
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18                                               HARTFORD LIFE INSURANCE COMPANY
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Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Account interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b)of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our Automatic Additions Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Portfolios.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
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20                                               HARTFORD LIFE INSURANCE COMPANY
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To determine the current Accumulation Unit Value, we take the prior Valuation
Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charge adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

Hartford has earlier versions of its Contracts which use the same underlying Funds as this Contract. These older Contracts have different Sub-Account transfer restrictions or, in some cases, no transfer restrictions at all.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next contract anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCOUNT TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Account, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
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HARTFORD LIFE INSURANCE COMPANY                                               21
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FIXED ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Account for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Account.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668.

- Electronically, if available, by the internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgment is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or internet transfer requests may currently only be cancelled by calling us at (800)862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are geniune, including a requirement that contract owners provide certain indentification information, including a personal indentification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS
 FROM PREMIUM              CONTINGENT DEFERRED
    PAYMENT                   SALES CHARGE
----------------------------------------------
       1                           6%
----------------------------------------------
       2                           6%
----------------------------------------------
       3                           5%
----------------------------------------------
       4                           5%
----------------------------------------------
       5                           4%
----------------------------------------------
       6                           3%
----------------------------------------------
       7                           2%
----------------------------------------------
   8 or more                       0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:


- Upon eligible confinement as described in the Waiver of Sales Charge Rider. For Contracts purchased on or after September 29, 1997, we will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.


- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Trust prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we being to make Annuity Payouts which is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

LONGEVITY REWARD RIDER

If you are eligible, you may add the Longevity Reward Rider ("Rider") to your Contract on or after April 1, 2002. The Rider provides for a reduced Mortality and Expense Risk Charge in exchange for the application of a new five-year Contingent Deferred Sales Charge ("CDSC") schedule to existing and new Premium Payments surrendered after the date we add this Rider to your Contract ("Rider Date"). The new schedule declines from 5% to 0% over five years. The Rider may not be appropriate for you if you expect to make surrenders within the first five years of the Rider Date.

ELIGIBILITY -- You may elect the Rider at any time during the accumulation phase if you have owned your Contract for at least seven years and either: 1) you have not made any Premium Payments within the previous two years; or 2) have a CDSC of less than 2% of your current total Contract Value.

MORTALITY AND EXPENSE RISK CHARGE -- If you elect the Rider, then starting on the Rider Date, we will reduce the Mortality and Expense Risk Charge ("M&E Risk Charge") by 0.10%. That means your M&E Charge will be equal to a daily charge at an annual rate of 1.15% of Sub-Account Value. The following table lists the Separate Account Annual Expenses with and without the Rider:

                                                                WITH THE     WITHOUT THE
                                                               LONGEVITY      LONGEVITY
                                                              REWARD RIDER   REWARD RIDER
-----------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                             1.15%         1.25%
-----------------------------------------------------------------------------------------
    Administrative Charge                                         0.15%         0.15%
-----------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                        1.30%         1.40%
-----------------------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                                 0.15%         0.15%
-----------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses with all Optional
     Charges                                                      1.45%         1.55%
-----------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

NEW CONTINGENT DEFERRED SALES CHARGE -- If you elect the Rider we will apply the new CDSC schedule ("New Schedule") set forth below. That means that we may assess a CDSC of up to five percent of the total Premium Payments you surrender after the Rider Date. The New Schedule applies to Premium Pay-ments made both before the Rider Date ("Existing Premium Payments"), as well as payments made after the Rider Date ("New Premium Payments"). The CDSC declines to 0% for Existing Premium Payments and New Premium Payments according to the following schedules:

                EXISTING PREMIUM PAYMENTS                                      NEW PREMIUM PAYMENTS
                                  CONTINGENT DEFERRED
                                      SALES CHARGE                 YEARS SINCE WE             CONTINGENT DEFERRED
                                    (AS A PERCENTAGE              RECEIVED THE NEW                SALES CHARGE
        YEARS SINCE                   OF EXISTING                 PREMIUM PAYMENT               (AS A PERCENTAGE
         RIDER DATE                PREMIUM PAYMENTS)             BEING SURRENDERED            OF PREMIUM PAYMENTS)
----------------------------------------------------------------------------------------------------------------------
    First Year                             5%               First Year                                 5%
----------------------------------------------------------------------------------------------------------------------
    Second Year                            4%               Second Year                                4%
----------------------------------------------------------------------------------------------------------------------
    Third Year                             3%               Third Year                                 3%
----------------------------------------------------------------------------------------------------------------------
    Fourth Year                            2%               Fourth Year                                2%
----------------------------------------------------------------------------------------------------------------------
    Fifth Year                             1%               Fifth Year                                 1%
----------------------------------------------------------------------------------------------------------------------
    Sixth Year                             0%               Sixth Year                                 0%
----------------------------------------------------------------------------------------------------------------------

Once all Premium Payments have been surrendered, additional surrenders will not be assessed a CDSC.

ANNUAL WITHDRAWAL AMOUNT -- Currently, during the first seven years from each Premium Payment you are permitted to make partial surrenders of up to 10% of total Premium Payments without paying a CDSC. If you elect the Rider, you will continue to have the option to make partial surrenders of up to 10% of your total Premium Payments without paying a CDSC.

SURRENDER ORDER -- During the first five years after the Rider Date all surrenders made after the Rider Date in excess of the Annual Withdrawal Amount, are taken first from Premium Payments, in the order such Premium Payments were received, then from earnings. Surrenders in excess of the Annual Withdrawal Amount will be subject to the New Schedule.

After the fifth year from the Rider Date, all surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments, in the order such Premium Payments were received. Only Premium Payments invested for less than five years from the Rider Date, or which have been invested in the Contract for less than five years at the time of the surrender, will be subject to a CDSC.

The Rider is not available in all states.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?


The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Contract Owner or the Annuitant before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.


The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial surrenders or;

- The Contract Value of your Contract; or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit Rider for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date the Optional Death Benefit Rider is added;

- Plus any Premium Payments made after the date the Optional Death Benefit Rider is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit Rider was added;

- Compounded daily at an annual rate of 5.0%.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider minus any proportional adjustments for any Surrenders from that date.

For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington and New York. Once you elect the Optional Death Benefit Rider, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit if the Spouse had elected to receive the Death Benefit. This spousal continuation is available only once for each Contract.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------
Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot by deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.


LIFE ANNUITY WITH A CASH REFUND



We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY


We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%,

- or Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN -- We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN, JOINT
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  AND LAST SURVIVOR LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN,
  OR PAYMENTS FOR A DESIGNATED PERIOD VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payout will be based upon a 5% Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.


FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Annuity Payment tables in your Contract.



VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Portfolios. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.


The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may
transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the
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30                                               HARTFORD LIFE INSURANCE COMPANY
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dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.


ASSET REBALANCER PROGRAM -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.


OTHER INFORMATION
--------------------------------------------------------------------------------


ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.



A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The
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securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.



In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.



Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.



On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-4397 (Account Executive)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
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32                                               HARTFORD LIFE INSURANCE COMPANY
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.


No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.


C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received
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    or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.
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    6.  Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We
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intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.


In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.


The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."


The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.



Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.
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Deferred Compensation Plans that meet the requirements of section 457(b) of the
Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.


All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.


(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);


- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;


- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.


Certain other exceptions also are available.


If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA
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during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.


(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.


Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.


Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.


6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are

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HARTFORD LIFE INSURANCE COMPANY                                               39
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permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.


For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL
  GROWTH FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.963  $  9.461  $ 10.822        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.623  $  7.963  $  9.461        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        31        27        23        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.922  $  9.425  $ 10.792        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.551  $  7.922  $  9.425        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL
  SMALL
  CAPITALIZATION FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.783  $  9.750  $ 10.707        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.783  $  7.783  $  9.750        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        13         4        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.742  $  9.714  $ 10.677        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.704  $  7.742  $  9.714        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.753  $ 10.408  $ 12.233        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.460  $  7.753  $ 10.408        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       427       198       133        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.713  $ 10.369  $ 12.200        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.389  $  7.713  $ 10.369        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS
  GROWTH-INCOME FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  8.314  $ 10.326  $ 10.692        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.857  $  8.314  $ 10.326        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       280       224        94        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  8.271  $ 10.287  $ 10.663        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.784  $  8.271  $ 10.287        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS
  INTERNATIONAL FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.476  $  8.902  $ 10.660        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  9.941  $  7.476  $  8.902        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        26         4         2        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.436  $  8.869  $ 10.631        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  9.874  $  7.436  $  8.869        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  8.228  $ 11.700  $ 12.604        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.136  $  8.228  $ 11.700        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        47        38        19        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  8.185  $ 11.657  $ 12.569        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.061  $  8.185  $ 11.657        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC
  INCOME SECURITIES
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.264  $ 10.866  $ 10.750        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.368  $ 11.264  $ 10.866        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        55        58        10        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.205  $ 10.826  $ 10.721        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.278  $ 11.205  $ 10.826        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES
  SECURITIES FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.042  $ 11.547  $ 11.747        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.393  $ 10.042  $ 11.547        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       189       217        81        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  9.989  $ 11.504  $ 11.715        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.309  $  9.989  $ 11.504        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
MFS CAPITAL
  OPPORTUNITIES
  SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  6.073  $  8.759  $ 10.882        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.628  $  6.073  $  8.759        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)         4         3         1        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  6.041  $  8.726  $ 10.852        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.577  $  6.041  $  8.726        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH
  SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  5.237  $  8.018  $  9.818        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  6.726  $  5.237  $  8.018        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)         2         2         1        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  5.210  $  7.988  $  9.791        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  6.680  $  5.210  $  7.988        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH
  STOCK SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  5.943  $  8.317  $  9.701        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.210  $  5.943  $  8.317        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        59        62        56        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  5.912  $  8.286  $  9.675        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.161  $  5.912  $  8.286        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST
  SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  6.336  $  8.130  $  9.184        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.632  $  6.336  $  8.130        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        14         8        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  6.303  $  8.100  $  9.159        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.581  $  6.303  $  8.100        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN
  SERIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.259  $ 10.971  $ 11.199        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.768  $ 10.259  $ 10.971        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       231       167       105        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 10.205  $ 10.929  $ 11.168        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.688  $ 10.205  $ 10.929        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
AMERICAN
  OPPORTUNITIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 20.043  $ 25.913  $ 37.260  $ 39.532  $ 25.729  $ 19.951  $ 15.335  $ 13.770  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 23.831  $ 20.043  $ 25.913  $ 37.260  $ 39.532  $ 25.729  $ 19.951  $ 15.335  $  13.770
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       978     1,235     1,678     2,376     2,034     1,468     1,022       591        160
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.934  $ 25.810  $ 37.167  $ 39.493  $ 29.294        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 23.665  $ 19.934  $ 25.810  $ 37.167  $ 39.493        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.656  $ 19.083  $ 19.121  $ 18.230  $ 17.859  $ 15.829  $ 13.618  $ 12.164  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 19.683  $ 16.656  $ 19.083  $ 19.121  $ 18.230  $ 17.859  $ 15.829  $ 13.618  $  12.164
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       577       734       776       790       814       706       369       191         11
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.564  $ 19.007  $ 19.073  $ 18.212  $ 19.514        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 19.545  $ 16.564  $ 19.007  $ 19.073  $ 18.212        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  5.601  $ 10.111  $ 16.119  $ 22.568  $ 11.913  $ 11.433        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.823  $  5.601  $ 10.111  $ 16.119  $ 22.568  $ 11.913        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       376       423       806     1,466       654       263        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  5.570  $ 10.070  $ 16.079  $ 22.545  $ 13.393        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.768  $  5.570  $ 10.070  $ 16.079  $ 22.545        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 15.611  $ 21.906  $ 29.816  $ 38.574  $ 20.318  $ 18.896  $ 16.843  $ 15.123  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 21.767  $ 15.611  $ 21.906  $ 29.816  $ 38.574  $ 20.318  $ 18.896  $ 16.843  $  15.123
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       229       262       371       568       345       341       361       262         63
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 15.525  $ 21.819  $ 29.742  $ 38.535  $ 22.022        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 21.615  $ 15.525  $ 21.819  $ 29.742  $ 38.535        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.311  $ 23.860  $ 25.590  $ 24.631  $ 24.847  $ 21.045  $ 16.921  $ 13.784  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 24.324  $ 19.311  $ 23.860  $ 25.590  $ 24.631  $ 24.847  $ 21.045  $ 16.921  $  13.784
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)     1,595     1,901     2,620     2,534     3,174     3,148     2,483     1,052        304
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.205  $ 23.765  $ 25.526  $ 24.606  $ 28.283        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 24.154  $ 19.205  $ 23.765  $ 25.526  $ 24.606        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.594  $ 10.819  $ 11.436  $ 12.175  $ 12.577  $ 12.238  $ 11.457  $ 10.607  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.981  $ 11.594  $ 10.819  $ 11.436  $ 12.175  $ 12.577  $ 12.238  $ 11.457  $  10.607
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       348       386       443       532       645     1,010       547       224         61
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.530  $ 10.776  $ 11.408  $ 12.163  $ 12.511        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.891  $ 11.530  $ 10.776  $ 11.408  $ 12.163        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.174  $ 14.942  $ 18.305  $ 19.733  $ 14.918  $ 13.142  $ 12.265  $ 11.162  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 16.173  $ 12.174  $ 14.942  $ 18.305  $ 19.733  $ 14.918  $ 13.142  $ 12.265  $  11.162
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       575       679       907     1,079     1,056     1,058       920       470         95
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.107  $ 14.882  $ 18.259  $ 19.713  $ 16.178        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 16.060  $ 12.107  $ 14.882  $ 18.259  $ 19.713        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
GROWTH
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 13.165  $ 18.502  $ 22.135  $ 25.416  $ 18.530  $ 16.596  $ 13.675  $ 11.224  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 16.475  $ 13.165  $ 18.502  $ 22.135  $ 25.416  $ 18.530  $ 16.596  $ 13.675  $  11.224
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       231       284       508     1,180       638       301       214        99         27
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 13.093  $ 18.428  $ 22.079  $ 25.391  $ 20.335        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 16.360  $ 13.093  $ 18.428  $ 22.079  $ 25.391        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
MONEY MARKET
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.963  $ 12.973        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.866  $ 12.963        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       679     1,194        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.893  $ 12.907        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.777  $ 12.893        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         2        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED
  INCOME
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.579  $ 11.886  $ 11.026  $ 10.065  $ 10.000        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.980  $ 12.579  $ 11.886  $ 11.026  $ 10.065        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       616       758       343        37         5        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 12.517  $ 11.844  $ 11.004  $ 10.061        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.896  $ 12.517  $ 11.844  $ 11.004        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
UTILITIES
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.123  $ 20.533  $ 27.953  $ 28.899  $ 20.391  $ 16.918  $ 13.568  $ 12.685  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 19.154  $ 16.123  $ 20.533  $ 27.953  $ 28.899  $ 20.391  $ 16.918  $ 13.568  $  12.685
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       282       345       506       599       420       301       146       118         50
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 16.035  $ 20.451  $ 27.883  $ 28.870  $ 22.516        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 19.020  $ 16.035  $ 20.451  $ 27.883  $ 28.870        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.437  $ 23.458  $ 24.232  $ 21.945  $ 19.843  $ 17.936  $ 14.422  $ 12.418  $  10.000
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 26.287  $ 19.437  $ 23.458  $ 24.232  $ 21.945  $ 19.843  $ 17.936  $ 14.422  $  12.418
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       872       959     1,419       990     1,283     1,353     1,136       567        137
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 19.331  $ 23.365  $ 24.172  $ 21.923  $ 22.283        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 26.104  $ 19.331  $ 23.365  $ 24.172  $ 21.923        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.065  $ 10.274  $  9.463  $  8.615  $  6.752  $ 10.000        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.952  $ 11.065  $ 10.274  $  9.463  $  8.615  $  6.752        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        26        31        34        21         7         3        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $ 11.004  $ 10.233  $  9.439  $  8.607  $  7.668        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 13.855  $ 11.004  $ 10.233  $  9.439  $  8.607        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
  EQUITY
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  7.163  $  7.974  $  8.648  $ 14.426  $ 10.000        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.572  $  7.163  $  7.974  $  8.648  $ 14.426        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        22        27        23        37         8        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.128  $  7.946  $  8.631  $ 14.419        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.504  $  7.128  $  7.946  $  8.631        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
HIGH YIELD
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  8.015  $  8.766  $  9.305  $ 10.554  $  9.993  $ 10.000        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  9.936  $  8.015  $  8.766  $  9.305  $ 10.554  $  9.993        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        98        91       111       106        90        42        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  7.971  $  8.731  $  9.282  $ 10.544  $ 10.513        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  9.867  $  7.971  $  8.731  $  9.282  $ 10.544        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
TECHNOLOGY
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  1.724  $  3.427  $  4.689        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  2.513  $  1.724  $  3.427        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        53         8        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  1.719  $  3.421  $  4.685        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  2.501  $  1.719  $  3.421        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
U.S. MID CAP VALUE
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  8.867  $ 12.493  $ 13.081  $ 11.977  $ 10.112  $ 10.000        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.373  $  8.867  $ 12.493  $ 13.081  $ 11.977  $ 10.112        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       162       196       237       136        67        41        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  8.818  $ 12.443  $ 13.048  $ 11.965  $ 10.692        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 12.287  $  8.818  $ 12.443  $ 13.048  $ 11.965        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING
  MARKETS SECURITIES
  FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  6.913  $  7.008  $  7.432        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.481  $  6.913  $  7.008        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        11         2        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  6.877  $  6.982  $  7.412        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.410  $  6.877  $  6.982        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH
  SECURITIES FUND
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  8.311  $ 10.340  $ 10.646        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.830  $  8.311  $ 10.340        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        25        25        15        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  8.268  $ 10.302  $ 10.617        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 10.757  $  8.268  $ 10.302        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --        --        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
                      --------------------------------------------------------------------------------------------
SUB-ACCOUNT             2003      2002      2001      2000      1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------------------------------
ENTERPRISE
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  6.085  $  8.732  $ 11.128  $ 13.219  $ 10.652  $ 10.000        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.553  $  6.085  $  8.732  $ 11.128  $ 13.219  $ 10.652        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       124       157       217       381       161         7        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  6.052  $  8.697  $ 11.100  $ 13.206  $ 11.283        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $  7.501  $  6.052  $  8.697  $ 11.100  $ 13.206        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1         1         1         1        --        --        --         --
------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
  WITHOUT ANY
    OPTIONAL BENEFITS
    Accumulation Unit
      Value at
      beginning of
      period          $  9.189  $ 11.156        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.601  $  9.189        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)       150       144        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at
      beginning of
      period          $  9.139  $ 11.106        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period          $ 11.520  $  9.139        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation
      Units
      outstanding at
      end of period
      (in thousands)        --         1        --        --        --        --        --        --         --
------------------------------------------------------------------------------------------------------------------

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


 ------------------------------------------------------------------------------
 GENERAL INFORMATION
 ------------------------------------------------------------------------------
     Safekeeping of Assets
 ------------------------------------------------------------------------------
     Experts
 ------------------------------------------------------------------------------
     Non-Participating
 ------------------------------------------------------------------------------
     Misstatement of Age or Sex
 ------------------------------------------------------------------------------
     Principal Underwriter
 ------------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION
 ------------------------------------------------------------------------------
     Total Return for all Sub-Accounts
 ------------------------------------------------------------------------------
     Yield for Sub-Accounts
 ------------------------------------------------------------------------------
     Money Market Sub-Accounts
 ------------------------------------------------------------------------------
     Additional Materials
 ------------------------------------------------------------------------------
     Performance Comparisons
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for the Series I of the Select Dimensions Variable Annuity to me at the following address:

------------------------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                         SERIES I OF SELECT DIMENSIONS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $1,870,390; 2002: $2,540,909; and 2001: $2,190,425.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company Separate Account Three (the "Account") comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity and Income, Technology, High Yield, U.S. Mid Cap Value, American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Value-Added Market, Comstock, Emerging Growth, Enterprise, and the Growth and Income (collectively the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............       131,427         435,938         512,205
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                             ==========     ===========     ===========
    Cost:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............    $1,970,894     $19,132,344     $15,255,942
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                             ==========     ===========     ===========
    Market Value:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............    $2,004,257     $19,835,193     $17,148,621
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
  Due from Hartford Life
   Insurance Company.....       --               32,718          47,244
  Receivable from fund
   shares sold...........             3         --              --
  Other assets...........       --              --              --
                             ----------     -----------     -----------
  Total Assets...........     2,004,260      19,867,911      17,195,865
                             ----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             3         --              --
  Payable for fund shares
   purchased.............       --               32,719          47,245
  Other liabilities......       --
                             ----------     -----------     -----------
  Total Liabilities......             3          32,719          47,245
                             ----------     -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,004,257     $19,835,192     $17,148,620
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --              --              --              --                --              --
      Class 1............       --              --              --               214,304          --               82,466
      Class II...........       --              --              --              --                --              --
      Class 2............       233,985          69,980         159,379         --                604,498         --
      Class X............       --              --              --              --                --              --
      Class Y............       --              --              --              --                --              --
      Other..............       --              --              --              --                --              --
                             ==========      ==========      ==========       ==========       ==========        ========
    Cost:
      Class I............       --              --              --              --                --              --
      Class 1............       --              --              --            $2,239,208          --             $457,301
      Class II...........       --              --              --              --                --              --
      Class 2............    $3,296,568      $  836,590      $2,619,939         --             $8,104,893         --
      Class X............       --              --              --              --                --              --
      Class Y............       --              --              --              --                --              --
      Other..............       --              --              --              --                --              --
                             ==========      ==========      ==========       ==========       ==========        ========
    Market Value:
      Class I............       --              --              --              --                --              --
      Class 1............       --              --              --            $2,605,942          --             $588,806
      Class II...........       --              --              --              --                --              --
      Class 2............    $3,135,396      $  985,322      $2,777,976         --             $9,000,981         --
      Class X............       --              --              --              --                --              --
      Class Y............       --              --              --              --                --              --
      Other..............       --              --              --              --                --              --
  Due from Hartford Life
   Insurance Company.....        13,248          17,381           3,543         --                 10,146         --
  Receivable from fund
   shares sold...........       --              --              --                 7,851          --                   27
  Other assets...........       --              --              --              --                                --
                             ----------      ----------      ----------       ----------       ----------        --------
  Total Assets...........     3,148,644       1,002,703       2,781,519        2,613,793        9,011,127         588,833
                             ----------      ----------      ----------       ----------       ----------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --              --                 7,851          --                   27
  Payable for fund shares
   purchased.............        13,248          17,381           3,543         --                 10,145         --
  Other liabilities......       --              --              --              --                --              --
                             ----------      ----------      ----------       ----------       ----------        --------
  Total Liabilities......        13,248          17,381           3,543            7,851           10,145              27
                             ----------      ----------      ----------       ----------       ----------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $3,135,396      $  985,322      $2,777,976       $2,605,942       $9,000,982        $588,806
                             ==========      ==========      ==========       ==========       ==========        ========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............        196,453
      Class X............       --
      Class Y............       --
      Other..............       --
                              ==========
    Cost:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............     $1,882,070
      Class X............       --
      Class Y............       --
      Other..............       --
                              ==========
    Market Value:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............     $2,198,315
      Class X............       --
      Class Y............       --
      Other..............       --
  Due from Hartford Life
   Insurance Company.....          3,499
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                              ----------
  Total Assets...........      2,201,814
                              ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............          3,499
  Other liabilities......       --
                              ----------
  Total Liabilities......          3,499
                              ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $2,198,315
                              ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --             --             --
      Class 1............      --             --             --
      Class II...........      --             --             --
      Class 2............      --             --             --
      Class X............      --             --             --
      Class Y............      --             --             --
      Other..............      49,987         34,084         114,639
                             ========       ========      ==========
    Cost:
      Class I............      --             --             --
      Class 1............      --             --             --
      Class II...........      --             --             --
      Class 2............      --             --             --
      Class X............      --             --             --
      Class Y............      --             --             --
      Other..............    $823,239       $818,807      $1,122,651
                             ========       ========      ==========
    Market Value:
      Class I............      --             --             --
      Class 1............      --             --             --
      Class II...........      --             --             --
      Class 2............      --             --             --
      Class X............      --             --             --
      Class Y............      --             --             --
      Other..............    $605,344       $528,645      $  998,505
  Due from Hartford Life
   Insurance Company.....      --             --             --
  Receivable from fund
   shares sold...........          26             23              42
  Other assets...........      --             --             --
                             --------       --------      ----------
  Total Assets...........     605,370        528,668         998,547
                             --------       --------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          26             23              42
  Payable for fund shares
   purchased.............      --             --             --
  Other liabilities......      --             --             --
                             --------       --------      ----------
  Total Liabilities......          26             23              42
                             --------       --------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $605,344       $528,645      $  998,505
                             ========       ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________


                           MFS INVESTORS    MFS TOTAL        EQUITY AND       CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES        INCOME        FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  ------------  ------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --              --            --                  --            --            --             --
      Class 1............      --              --            --                  --            --            --             --
      Class II...........      --              --                 29             --            --            --             --
      Class 2............      --              --            --                  --            --            --             --
      Class X............      --              --            --                  --            --            --             --
      Class Y............      --              --            --                  --            --            --             --
      Other..............      53,248          589,727       --                1,378,603       80,286         50,297        91,498
                             ========      ===========          ====         ===========     ========       ========      ========
    Cost:
      Class I............      --              --            --                  --            --            --             --
      Class 1............      --              --            --                  --            --            --             --
      Class II...........      --              --               $323             --            --            --             --
      Class 2............      --              --            --                  --            --            --             --
      Class X............      --              --            --                  --            --            --             --
      Class Y............      --              --            --                  --            --            --             --
      Other..............    $834,819      $10,760,401       --              $15,371,806     $607,348       $526,953      $363,327
                             ========      ===========          ====         ===========     ========       ========      ========
    Market Value:
      Class I............      --              --            --                  --            --            --             --
      Class 1............      --              --            --                  --            --            --             --
      Class II...........      --              --               $343             --            --            --             --
      Class 2............      --              --            --                  --            --            --             --
      Class X............      --              --            --                  --            --            --             --
      Class Y............      --              --            --                  --            --            --             --
      Other..............    $870,072      $11,546,853       --              $15,909,083     $725,784       $454,688      $333,967
  Due from Hartford Life
   Insurance Company.....      --                7,507       --                  --             1,168        --             --
  Receivable from fund
   shares sold...........          40          --            --                   24,073       --                 19            14
  Other assets...........      --              --            --                  --            --            --             --
                             --------      -----------          ----         -----------     --------       --------      --------
  Total Assets...........     870,112       11,554,360           343          15,933,156      726,952        454,707       333,981
                             --------      -----------          ----         -----------     --------       --------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          40          --            --                   24,074       --                 19            14
  Payable for fund shares
   purchased.............      --                7,506       --                  --             1,168        --             --
  Other liabilities......      --              --            --                  --            --            --             --
                             --------      -----------          ----         -----------     --------       --------      --------
  Total Liabilities......          40            7,506       --                   24,074        1,168             19            14
                             --------      -----------          ----         -----------     --------       --------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $870,072      $11,546,854          $343         $15,909,082     $725,784       $454,688      $333,967
                             ========      ===========          ====         ===========     ========       ========      ========

(a)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                                            U.S.         AMERICAN
                           HIGH YIELD   MID CAP VALUE  OPPORTUNITIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --           --              --
      Class 1............      --           --              --
      Class II...........      --           --              --
      Class 2............      --           --              --
      Class X............      --           --            1,697,619
      Class Y............      --           --              245,817
      Other..............     311,972       302,290         --
                           ==========    ==========     ===========
    Cost:
      Class I............      --           --              --
      Class 1............      --           --              --
      Class II...........      --           --              --
      Class 2............      --           --              --
      Class X............      --           --          $30,073,511
      Class Y............      --           --            5,411,339
      Other..............  $2,543,535    $4,204,960         --
                           ==========    ==========     ===========
    Market Value:
      Class I............      --           --              --
      Class 1............      --           --              --
      Class II...........      --           --              --
      Class 2............      --           --              --
      Class X............      --           --          $23,817,596
      Class Y............      --           --            3,431,599
      Other..............  $2,211,881    $4,482,956         --
  Due from Hartford Life
   Insurance Company.....      --             2,811         --
  Receivable from fund
   shares sold...........          96       --               19,445
  Other assets...........      --           --              --
                           ----------    ----------     -----------
  Total Assets...........   2,211,977     4,485,767      27,268,640
                           ----------    ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          96       --               19,446
  Payable for fund shares
   purchased.............      --             2,811         --
  Other liabilities......      --           --              --
                           ----------    ----------     -----------
  Total Liabilities......          96         2,811          19,446
                           ----------    ----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $2,211,881    $4,482,956     $27,249,194
                           ==========    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________


                                               CAPITAL
                           BALANCED GROWTH  OPPORTUNITIES  DEVELOPING GROWTH   FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------  -----------------  ------------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --              --              --                  --                 --               --
      Class 1............       --              --              --                  --                 --               --
      Class II...........       --              --              --                  --                 --               --
      Class 2............       --              --              --                  --                 --               --
      Class X............        789,589        389,458          313,952             583,007          2,643,092         675,614
      Class Y............        127,995        194,415           41,411             129,579            258,864          40,186
      Other..............       --              --              --                  --                 --               --
                             ===========     ==========       ==========          ==========        ===========     ===========
    Cost:
      Class I............       --              --              --                  --                 --               --
      Class 1............       --              --              --                  --                 --               --
      Class II...........       --              --              --                  --                 --               --
      Class 2............       --              --              --                  --                 --               --
      Class X............    $11,354,574     $4,722,866       $5,129,393          $5,945,405        $44,354,468     $ 7,947,088
      Class Y............      1,854,651      2,796,458          809,344             961,539          3,678,345         543,356
      Other..............       --              --              --                  --                 --               --
                             ===========     ==========       ==========          ==========        ===========     ===========
    Market Value:
      Class I............       --              --              --                  --                 --               --
      Class 1............       --              --              --                  --                 --               --
      Class II...........       --              --              --                  --                 --               --
      Class 2............       --              --              --                  --                 --               --
      Class X............    $11,614,859     $3,033,880       $5,136,246          $4,547,457        $39,197,054     $ 9,573,447
      Class Y............      1,878,966      1,500,884          671,679           1,008,124          3,833,773         566,217
      Other..............       --              --              --                  --                 --               --
  Due from Hartford Life
   Insurance Company.....       --              --              --                  --                 --               --
  Receivable from fund
   shares sold...........         12,205            191              236               5,782             78,273          14,577
  Other assets...........       --              --              --                  --                        3         --
                             -----------     ----------       ----------          ----------        -----------     -----------
  Total Assets...........     13,506,030      4,534,955        5,808,161           5,561,363         43,109,103      10,154,241
                             -----------     ----------       ----------          ----------        -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         12,205            190              236               5,781             78,273          14,577
  Payable for fund shares
   purchased.............       --              --              --                  --                 --               --
  Other liabilities......       --              --              --                  --                 --               --
                             -----------     ----------       ----------          ----------        -----------     -----------
  Total Liabilities......         12,205            190              236               5,781             78,273          14,577
                             -----------     ----------       ----------          ----------        -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $13,493,825     $4,534,765       $5,807,925          $5,555,582        $43,030,830     $10,139,664
                             ===========     ==========       ==========          ==========        ===========     ===========

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                             GROWTH        MONEY MARKET      UTILITIES
                           SUB-ACCOUNT   SUB-ACCOUNT (C)    SUB-ACCOUNT
                           -----------  ------------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --             --                --
      Class 1............      --             --                --
      Class II...........      --             --                --
      Class 2............      --             --                --
      Class X............     272,328        8,784,089         350,924
      Class Y............      64,059        4,059,476          66,439
      Other..............      --             --                --
                           ==========      ===========      ==========
    Cost:
      Class I............      --             --                --
      Class 1............      --             --                --
      Class II...........      --             --                --
      Class 2............      --             --                --
      Class X............  $4,005,185      $ 8,784,090      $5,308,413
      Class Y............   1,101,159        4,059,476       1,509,444
      Other..............      --             --                --
                           ==========      ===========      ==========
    Market Value:
      Class I............      --             --                --
      Class 1............      --             --                --
      Class II...........      --             --                --
      Class 2............      --             --                --
      Class X............  $3,856,158      $ 8,784,089      $5,425,290
      Class Y............     900,028        4,059,476       1,026,481
      Other..............      --             --                --
  Due from Hartford Life
   Insurance Company.....      --               47,983          --
  Receivable from fund
   shares sold...........      19,660         --                   311
  Other assets...........      --                    7          --
                           ----------      -----------      ----------
  Total Assets...........   4,775,846       12,891,555       6,452,082
                           ----------      -----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      19,660         --                   312
  Payable for fund shares
   purchased.............      --               47,983          --
  Other liabilities......      --             --
                           ----------      -----------      ----------
  Total Liabilities......      19,660           47,983             312
                           ----------      -----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $4,756,186      $12,843,572      $6,451,770
                           ==========      ===========      ==========

(c) Effective October 31, 2003, Active International Allocation merged with Money Market.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________


                           VALUE-ADDED                                 GROWTH AND
                             MARKET     GLOBAL FRANCHISE  ENTERPRISE     INCOME          COMSTOCK       EMERGING GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (D)    SUB-ACCOUNT (D)
                           -----------  ----------------  -----------  -----------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --            --               73,162      102,820        --                 --
      Class 1............      --            --               --           --            --                 --
      Class II...........      --             23,936          74,208      138,651          57,142             2,921
      Class 2............      --            --               --           --            --                 --
      Class X............    1,092,947       --               --           --            --                 --
      Class Y............      344,552       --               --           --            --                 --
      Other..............      --            --               --           --            --                 --
                           ===========      ========      ==========   ==========        ========           =======
    Cost:
      Class I............      --            --           $1,614,316   $1,587,319        --                 --
      Class 1............      --            --               --           --            --                 --
      Class II...........      --           $268,070       1,242,715    2,023,092        $610,457           $66,019
      Class 2............      --            --               --           --            --                 --
      Class X............  $15,893,559       --               --           --            --                 --
      Class Y............    6,214,956       --               --           --            --                 --
      Other..............      --            --               --           --            --                 --
                           ===========      ========      ==========   ==========        ========           =======
    Market Value:
      Class I............      --            --           $  959,890   $1,754,114        --                 --
      Class 1............      --            --               --           --            --                 --
      Class II...........      --           $295,375         973,612    2,361,219        $671,424           $70,680
      Class 2............      --            --               --           --            --                 --
      Class X............  $23,093,961       --               --           --            --                 --
      Class Y............    7,232,146       --               --           --            --                 --
      Other..............      --            --               --           --            --                 --
  Due from Hartford Life
   Insurance Company.....      --            --               --           --                 813           --
  Receivable from fund
   shares sold...........       49,712            16              81           15        --                       3
  Other assets...........            2       --               --                         --                 --
                           -----------      --------      ----------   ----------        --------           -------
  Total Assets...........   30,375,821       295,391       1,933,583    4,115,348         672,237            70,683
                           -----------      --------      ----------   ----------        --------           -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       49,712            16              81           14        --                       3
  Payable for fund shares
   purchased.............      --            --               --           --                 813           --
  Other liabilities......      --            --               --           --            --                 --
                           -----------      --------      ----------   ----------        --------           -------
  Total Liabilities......       49,712            16              81           14             813                 3
                           -----------      --------      ----------   ----------        --------           -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $30,326,109      $295,375      $1,933,502   $4,115,334        $671,424           $70,680
                           ===========      ========      ==========   ==========        ========           =======

(a)  From inception, May 1, 2003 to December 31, 2003.
(d)  From inception, April 30, 2003 to December 31, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             UNITS
                                  FEES      OWNED BY           UNIT              CONTRACT
                                (NOTE 3)  PARTICIPANTS        PRICE*            LIABILITY
                                --------  ------------  -------------------  ----------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
American Funds Global Growth
 Fund -- Class 2..............     2.00%          173       $ 7.424213         $      1,281
American Funds Global Growth
 Fund -- Class 2..............     1.90%          890        10.467430                9,318
American Funds Global Growth
 Fund -- Class 2..............     1.30%       13,039         1.111293               14,490
American Funds Global Growth
 Fund -- Class 2..............     1.60%        4,394        10.560818               46,406
American Funds Global Growth
 Fund -- Class 2..............     2.15%        4,583        10.434278               47,823
American Funds Global Growth
 Fund -- Class 2..............     1.95%        8,893        10.460023               93,025
American Funds Global Growth
 Fund -- Class 2..............     1.40%       30,579        10.622754              324,837
American Funds Global Growth
 Fund -- Class 2..............     1.85%       70,333         7.440019              523,280
American Funds Global Growth
 Fund -- Class 2..............     1.50%      125,465         7.522357              943,797
American Funds Growth Fund --
 Class 2......................     1.80%          443        10.325082                4,573
American Funds Growth Fund --
 Class 2......................     2.45%        1,633         7.133854               11,653
American Funds Growth Fund --
 Class 2......................     1.75%        1,480        10.328537               15,286
American Funds Growth Fund --
 Class 2......................     1.90%        8,612        10.306589               88,757
American Funds Growth Fund --
 Class 2......................     1.30%      103,201         1.006145              103,835
American Funds Growth Fund --
 Class 2......................     2.25%       20,840         7.143419              148,872
American Funds Growth Fund --
 Class 2......................     1.60%       29,618        10.398584              307,990
American Funds Growth Fund --
 Class 2......................     2.15%       33,647        10.273951              345,689
American Funds Growth Fund --
 Class 2......................     1.95%       82,419        10.299289              848,853
American Funds Growth Fund --
 Class 2......................     1.40%      427,234        10.459587            4,468,688
American Funds Growth Fund --
 Class 2......................     1.85%      750,382         7.181380            5,388,776
American Funds Growth Fund --
 Class 2......................     1.50%    1,115,872         7.260887            8,102,220
American Funds Growth-Income
 Fund -- Class 2..............     2.00%          117        10.927236                1,283
American Funds Growth-Income
 Fund -- Class 2..............     2.45%        1,086        10.878053               11,813
American Funds Growth-Income
 Fund -- Class 2..............     1.90%        3,779        10.698665               40,430
American Funds Growth-Income
 Fund -- Class 2..............     1.60%        8,304        10.794129               89,639
American Funds Growth-Income
 Fund -- Class 2..............     2.15%       18,553        10.664798              197,862
American Funds Growth-Income
 Fund -- Class 2..............     2.25%       23,477        10.892638              255,727
American Funds Growth-Income
 Fund -- Class 2..............     1.95%       95,126        10.691088            1,017,002
American Funds Growth-Income
 Fund -- Class 2..............     1.40%      279,723        10.857374            3,037,059
American Funds Growth-Income
 Fund -- Class 2..............     1.85%      481,251        10.950503            5,269,940
American Funds Growth-Income
 Fund -- Class 2..............     1.50%      652,827        11.071646            7,227,865
American Funds International
 Fund -- Class 2..............     1.60%          571         9.882980                5,643
American Funds International
 Fund -- Class 2..............     1.90%          690         9.795570                6,756
American Funds International
 Fund -- Class 2..............     2.15%          856         9.764532                8,358
American Funds International
 Fund -- Class 2..............     1.95%       19,621         9.788622              192,060
American Funds International
 Fund -- Class 2..............     1.40%       25,692         9.940938              255,398
American Funds International
 Fund -- Class 2..............     1.85%      117,047         6.814708              797,641
American Funds International
 Fund -- Class 2..............     1.50%      271,336         6.890123            1,869,540
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.90%          508        11.610606                5,902
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.60%          967        11.714196               11,329
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.95%        7,682        11.602372               89,133
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.30%       91,929         1.141236              104,913
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%       12,935        11.782892              152,408
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.85%       27,342         8.447068              230,964
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.50%       45,743         8.540577              390,673
Franklin Small Cap Fund --
 Class 2......................     1.80%          188        10.992773                2,072
Franklin Small Cap Fund --
 Class 2......................     1.60%          224        11.071002                2,478
Franklin Small Cap Fund --
 Class 2......................     2.25%          434         6.277720                2,725

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UNITS
                                  FEES      OWNED BY           UNIT              CONTRACT
                                (NOTE 3)  PARTICIPANTS        PRICE*            LIABILITY
                                --------  ------------  -------------------  ----------------
Franklin Small Cap Fund --
 Class 2......................     2.45%          744       $ 6.269322         $      4,664
Franklin Small Cap Fund --
 Class 2......................     1.90%          597        10.973092                6,552
Franklin Small Cap Fund --
 Class 2......................     2.15%        3,009        10.938339               32,908
Franklin Small Cap Fund --
 Class 2......................     1.95%       13,803        10.965304              151,359
Franklin Small Cap Fund --
 Class 2......................     1.40%       47,047        11.135937              523,912
Franklin Small Cap Fund --
 Class 2......................     1.85%      135,248         6.311091              853,562
Franklin Small Cap Fund --
 Class 2......................     1.50%      187,706         6.380948            1,197,744
Franklin Strategic Income
 Fund -- Class 1..............     2.00%          246        12.659005                3,120
Franklin Strategic Income
 Fund -- Class 1..............     2.25%          726        12.618912                9,164
Franklin Strategic Income
 Fund -- Class 1..............     1.90%        2,192        13.172757               28,872
Franklin Strategic Income
 Fund -- Class 1..............     1.60%        2,254        13.290228               29,957
Franklin Strategic Income
 Fund -- Class 1..............     2.15%        8,173        13.131031              107,325
Franklin Strategic Income
 Fund -- Class 1..............     1.95%       16,457        13.163407              216,634
Franklin Strategic Income
 Fund -- Class 1..............     1.85%       41,534        12.685975              526,896
Franklin Strategic Income
 Fund -- Class 1..............     1.40%       54,976        13.368091              734,920
Franklin Strategic Income
 Fund -- Class 1..............     1.50%       73,993        12.826230              949,054
Mutual Shares Securities
 Fund -- Class 2..............     1.90%            2        12.211503                   30
Mutual Shares Securities
 Fund -- Class 2..............     2.00%          131        12.103873                1,588
Mutual Shares Securities
 Fund -- Class 2..............     1.75%          888        12.237517               10,862
Mutual Shares Securities
 Fund -- Class 2..............     2.25%        1,862        12.065535               22,470
Mutual Shares Securities
 Fund -- Class 2..............     1.60%        6,502        12.320435               80,109
Mutual Shares Securities
 Fund -- Class 2..............     1.95%       20,215        12.202832              246,674
Mutual Shares Securities
 Fund -- Class 2..............     2.15%       21,335        12.172813              259,703
Mutual Shares Securities
 Fund -- Class 2..............     1.85%      177,250        12.129646            2,149,982
Mutual Shares Securities
 Fund -- Class 2..............     1.40%      189,249        12.392633            2,345,296
Mutual Shares Securities
 Fund -- Class 2..............     1.50%      316,726        12.263817            3,884,268
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.25%          302        10.920992                3,301
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.75%          834        10.349402                8,631
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.95%        1,169        10.320069               12,064
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.15%        3,043        10.294703               31,322
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.30%       40,770         1.360999               55,488
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.50%        7,081        11.100480               78,599
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%       11,199        10.480643              117,370
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.85%       23,879        10.979023              262,167
Templeton Growth Securities
 Fund -- Class 2..............     2.00%          126        10.239901                1,292
Templeton Growth Securities
 Fund -- Class 2..............     1.75%          732        10.693952                7,824
Templeton Growth Securities
 Fund -- Class 2..............     1.30%       14,201         1.018575               14,464
Templeton Growth Securities
 Fund -- Class 2..............     2.25%        1,665        10.207451               16,995
Templeton Growth Securities
 Fund -- Class 2..............     1.60%        3,542        10.766435               38,131
Templeton Growth Securities
 Fund -- Class 2..............     1.95%        5,209        10.663648               55,544
Templeton Growth Securities
 Fund -- Class 2..............     2.15%        7,630        10.637427               81,159
Templeton Growth Securities
 Fund -- Class 2..............     1.40%       24,941        10.829521              270,094
Templeton Growth Securities
 Fund -- Class 2..............     1.50%       67,490        10.375267              700,230
Templeton Growth Securities
 Fund -- Class 2..............     1.85%       98,676        10.261722            1,012,582
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%        4,488         7.628186               34,236
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%       18,591         5.643391              104,918
MFS Capital Opportunities
 Series -- Class INIT.........     1.50%       81,703         5.705884              466,190
MFS Emerging Growth Series --
 Class INIT...................     1.95%        1,995         6.622651               13,213
MFS Emerging Growth Series --
 Class INIT...................     1.40%        2,362         6.725746               15,884

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             UNITS
                                  FEES      OWNED BY           UNIT              CONTRACT
                                (NOTE 3)  PARTICIPANTS        PRICE*            LIABILITY
                                --------  ------------  -------------------  ----------------
MFS Emerging Growth Series --
 Class INIT...................     1.85%       25,334       $ 4.436898         $    112,402
MFS Emerging Growth Series --
 Class INIT...................     1.50%       86,300         4.486046              387,146
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%          150         7.081801                1,059
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%        4,266         7.099274               30,283
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%       24,123         5.710941              137,763
MFS Investors Growth Stock
 Series -- Class INIT.........     1.50%       70,531         5.774154              407,255
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%       58,552         7.209750              422,145
MFS Investors Trust Series --
 Class INIT...................     2.15%          144         7.496658                1,082
MFS Investors Trust Series --
 Class INIT...................     1.95%       12,367         7.515157               92,941
MFS Investors Trust Series --
 Class INIT...................     1.40%       13,504         7.632109              103,065
MFS Investors Trust Series --
 Class INIT...................     1.50%       41,072         7.651448              314,259
MFS Investors Trust Series --
 Class INIT...................     1.85%       47,402         7.567700              358,725
MFS Total Return Series --
 Class INIT...................     1.90%            3        11.595532                   30
MFS Total Return Series --
 Class INIT...................     1.80%          666        11.616336                7,739
MFS Total Return Series --
 Class INIT...................     2.45%        1,000        11.577974               11,576
MFS Total Return Series --
 Class INIT...................     1.75%        1,751        11.620241               20,344
MFS Total Return Series --
 Class INIT...................     1.70%        2,237        11.715397               26,205
MFS Total Return Series --
 Class INIT...................     1.60%        2,973        11.698987               34,780
MFS Total Return Series --
 Class INIT...................     2.25%        7,597        11.593523               88,074
MFS Total Return Series --
 Class INIT...................     2.15%       15,863        11.558798              183,355
MFS Total Return Series --
 Class INIT...................     1.95%       16,985        11.587298              196,815
MFS Total Return Series --
 Class INIT...................     1.40%      230,841        11.767538            2,716,435
MFS Total Return Series --
 Class INIT...................     1.85%      243,240        11.655158            2,834,995
MFS Total Return Series --
 Class INIT...................     1.50%      460,496        11.784040            5,426,506
Equity and Income --
 Class II.....................     1.95%           30        11.571353                  343
Core Plus Fixed Income --
 Class A......................     1.90%            2        12.793483                   30
Core Plus Fixed Income --
 Class A......................     1.60%          198        12.903981                2,557
Core Plus Fixed Income --
 Class A......................     1.30%        2,838         1.097784                3,115
Core Plus Fixed Income --
 Class A......................     1.80%          614        12.761152                7,835
Core Plus Fixed Income --
 Class A......................     2.25%        1,247        12.698069               15,839
Core Plus Fixed Income --
 Class A......................     1.65%        5,769        12.840322               74,079
Core Plus Fixed Income --
 Class A......................     1.95%       36,397        12.784422              465,311
Core Plus Fixed Income --
 Class A......................     2.15%       39,028        12.659856              494,083
Core Plus Fixed Income --
 Class A......................     1.85%      189,361        12.765568            2,417,295
Core Plus Fixed Income --
 Class A......................     1.50%      356,442        12.445032            4,435,933
Core Plus Fixed Income --
 Class A......................     1.40%      615,815        12.979565            7,993,005
Emerging Markets Debt --
 Class A......................     2.00%           46        16.986534                  780
Emerging Markets Debt --
 Class A......................     1.80%          117        17.013809                1,985
Emerging Markets Debt --
 Class A......................     2.25%          218        16.932756                3,683
Emerging Markets Debt --
 Class A......................     1.95%        2,553        13.734874               35,062
Emerging Markets Debt --
 Class A......................     1.85%        5,235        17.022704               89,115
Emerging Markets Debt --
 Class A......................     2.15%        5,919        16.878809               99,911
Emerging Markets Debt --
 Class A......................     1.50%        8,776        14.828777              130,143
Emerging Markets Debt --
 Class A......................     1.40%       26,169        13.951766              365,105
Emerging Markets Equity.......     2.00%           63        10.375872                  651
Emerging Markets Equity.......     1.95%          148        10.413382                1,546
Emerging Markets Equity.......     1.65%          386        10.458913                4,040
Emerging Markets Equity.......     1.30%        4,818         1.187725                5,722
Emerging Markets Equity.......     2.15%        2,460        10.311851               25,367

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                             UNITS
                                  FEES      OWNED BY           UNIT              CONTRACT
                                (NOTE 3)  PARTICIPANTS        PRICE*            LIABILITY
                                --------  ------------  -------------------  ----------------
Emerging Markets Equity.......     1.85%        7,253       $10.397974         $     75,421
Emerging Markets Equity.......     1.50%       13,836         8.108422              112,191
Emerging Markets Equity.......     1.40%       21,731        10.572363              229,750
Technology....................     1.85%       23,465         2.479745               58,187
Technology....................     1.40%       53,294         2.512880              133,922
Technology....................     1.50%       56,603         2.506169              141,858
High Yield....................     2.00%           80         9.738139                  777
High Yield....................     1.80%          199         9.753748                1,941
High Yield....................     2.25%          377         9.707303                3,663
High Yield....................     1.65%        1,454         9.816059               14,274
High Yield....................     1.95%        2,284         9.781463               22,338
High Yield....................     2.15%        8,363         9.676328               80,923
High Yield....................     1.50%       53,914         9.578127              516,399
High Yield....................     1.85%       61,057         9.758867              595,849
High Yield....................     1.40%       98,201         9.935899              975,717
U.S. Mid Cap Value --
 Class A......................     1.80%          154        13.450824                2,075
U.S. Mid Cap Value --
 Class A......................     2.25%          488        13.386714                6,539
U.S. Mid Cap Value --
 Class A......................     1.60%        2,287        12.301024               28,128
U.S. Mid Cap Value --
 Class A......................     2.15%        2,398        13.344030               32,003
U.S. Mid Cap Value --
 Class A......................     1.65%        5,925        13.536691               80,208
U.S. Mid Cap Value --
 Class A......................     1.95%        9,337        12.180814              113,734
U.S. Mid Cap Value --
 Class A......................     1.85%       59,671        13.457833              803,038
U.S. Mid Cap Value --
 Class A......................     1.50%      146,017         9.691160            1,415,074
U.S. Mid Cap Value --
 Class A......................     1.40%      161,815        12.373105            2,002,157
American Opportunities --
 Class X......................     1.65%       21,604        10.207806              220,527
American Opportunities --
 Class X......................     1.30%      298,056         0.920177              274,264
American Opportunities --
 Class X......................     1.40%      978,399        23.830926           23,316,143
American Opportunities --
 Class Y......................     2.15%        8,240         5.911953               48,715
American Opportunities --
 Class Y......................     1.95%        8,873         5.928751               52,604
American Opportunities --
 Class Y......................     1.85%      176,917         5.939393            1,050,782
American Opportunities --
 Class Y......................     1.50%      379,592         6.005126            2,279,499
Balanced Growth -- Class X....     1.30%      104,166         1.017026              105,939
Balanced Growth -- Class X....     1.65%       12,457        11.754654              146,432
Balanced Growth -- Class X....     1.40%      577,286        19.682600           11,362,489
Balanced Growth -- Class Y....     2.15%        1,259        11.007388               13,856
Balanced Growth -- Class Y....     1.95%        3,134        11.038677               34,594
Balanced Growth -- Class Y....     1.85%       14,897        11.058467              164,737
Balanced Growth -- Class Y....     1.50%      148,986        11.180793            1,665,778
Capital Opportunities --
 Class X......................     1.65%       13,135         6.803479               89,368
Capital Opportunities --
 Class X......................     1.40%      376,405         7.822737            2,944,514
Capital Opportunities --
 Class Y......................     1.60%        3,506         2.998620               10,513
Capital Opportunities --
 Class Y......................     1.90%       12,610         2.979113               37,568
Capital Opportunities --
 Class Y......................     1.85%       23,593         2.980112               70,308
Capital Opportunities --
 Class Y......................     1.50%      458,822         3.013140            1,382,494
Developing Growth --
 Class X......................     1.30%       13,786         1.035726               14,279
Developing Growth --
 Class X......................     1.65%       11,531        11.495396              132,557
Developing Growth --
 Class X......................     1.40%      228,943        21.766991            4,983,397
Developing Growth --
 Class Y......................     2.00%          154         6.159469                  948
Developing Growth --
 Class Y......................     1.95%        3,483         6.161527               21,461

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             UNITS
                                  FEES      OWNED BY           UNIT              CONTRACT
                                (NOTE 3)  PARTICIPANTS        PRICE*            LIABILITY
                                --------  ------------  -------------------  ----------------
Developing Growth --
 Class Y......................     2.15%        4,535       $ 6.144071         $     27,866
Developing Growth --
 Class Y......................     1.85%        8,484         6.172590               52,370
Developing Growth --
 Class Y......................     1.50%       91,178         6.240919              569,033
Flexible Income -- Class X....     1.30%        2,324         1.217480                2,829
Flexible Income -- Class X....     1.65%        2,766        10.171340               28,130
Flexible Income -- Class X....     1.40%      347,924        12.981268            4,516,498
Flexible Income -- Class Y....     2.15%          440        10.467965                4,605
Flexible Income -- Class Y....     2.45%          652        10.446908                6,807
Flexible Income -- Class Y....     1.95%        3,046        10.497712               31,972
Flexible Income -- Class Y....     1.60%        7,329        10.581714               77,557
Flexible Income -- Class Y....     1.90%        8,187        10.513010               86,066
Flexible Income -- Class Y....     1.85%       27,846        10.516549              292,842
Flexible Income -- Class Y....     1.50%       47,802        10.632841              508,276
Dividend Growth -- Class X....     1.30%      125,937         0.974474              122,723
Dividend Growth -- Class X....     1.65%       23,739        10.511372              249,529
Dividend Growth -- Class X....     1.40%    1,595,282        24.323883           38,803,452
Dividend Growth -- Class Y....     1.90%          485        10.442089                5,065
Dividend Growth -- Class Y....     1.95%        7,937        10.426884               82,759
Dividend Growth -- Class Y....     1.85%       53,878        10.445593              562,791
Dividend Growth -- Class Y....     1.50%      301,403        10.561152            3,183,158
Global Equity -- Class X......     1.30%      105,930         1.054284              111,680
Global Equity -- Class X......     1.65%       13,324        11.214244              149,419
Global Equity -- Class X......     1.40%      575,356        16.172587            9,304,999
Global Equity -- Class Y......     1.95%        3,521         7.845732               27,627
Global Equity -- Class Y......     1.85%       22,021         7.859822              173,084
Global Equity -- Class Y......     1.50%       45,994         7.946786              365,507
Growth -- Class X.............     1.30%        9,176         0.920058                8,443
Growth -- Class X.............     1.65%        4,615         9.510802               43,895
Growth -- Class X.............     1.40%      230,888        16.474772            3,803,821
Growth -- Class Y.............     2.00%          218         5.860878                1,278
Growth -- Class Y.............     1.60%        3,753         5.909777               22,179
Growth -- Class Y.............     1.90%        4,011         5.871398               23,550
Growth -- Class Y.............     1.85%        4,521         5.873364               26,555
Growth -- Class Y.............     1.95%        4,985         5.862844               29,225
Growth -- Class Y.............     1.50%      134,252         5.938368              797,240
Money Market -- Class X.......     1.65%        4,415        10.974110               48,455
Money Market -- Class X.......     1.40%      678,970        12.866023            8,735,641
Money Market -- Class Y.......     2.00%          152        10.112098                1,537
Money Market -- Class Y.......     1.80%          355        10.137033                3,601
Money Market -- Class Y.......     2.25%        1,326        10.080023               13,365
Money Market -- Class Y.......     1.95%        8,216        10.115490               83,104
Money Market -- Class Y.......     1.90%        9,743        10.130231               98,702
Money Market -- Class Y.......     2.15%       19,152        10.086789              193,183
Money Market -- Class Y.......     1.60%       18,953        10.196415              193,250
Money Market -- Class Y.......     1.85%       26,119        10.133633              264,684
Money Market -- Class Y.......     1.50%      313,113        10.245676            3,208,050
Utilities -- Class X..........     1.30%        3,754         0.955583                3,588
Utilities -- Class X..........     1.65%        2,473        10.448659               25,835
Utilities -- Class X..........     1.40%      281,711        19.153880            5,395,867

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                             UNITS
                                  FEES      OWNED BY           UNIT              CONTRACT
                                (NOTE 3)  PARTICIPANTS        PRICE*            LIABILITY
                                --------  ------------  -------------------  ----------------
Utilities -- Class Y..........     1.95%          319       $ 6.167884         $      1,967
Utilities -- Class Y..........     2.15%        1,804         6.150422               11,096
Utilities -- Class Y..........     1.85%       23,990         6.178940              148,233
Utilities -- Class Y..........     1.50%      138,489         6.247303              865,184
Value-Added Market --
 Class X......................     1.30%       76,728         1.073160               82,342
Value-Added Market --
 Class X......................     1.65%        6,104        14.078669               85,939
Value-Added Market --
 Class X......................     1.40%      872,133        26.286912           22,925,682
Value-Added Market --
 Class Y......................     2.00%          111        11.643666                1,291
Value-Added Market --
 Class Y......................     2.15%        6,592        11.614579               76,560
Value-Added Market --
 Class Y......................     2.25%        6,898        11.606791               80,066
Value-Added Market --
 Class Y......................     1.95%        9,333        11.647568              108,702
Value-Added Market --
 Class Y......................     1.90%       10,441        11.664557              121,786
Value-Added Market --
 Class Y......................     1.60%       21,461        11.740777              251,968
Value-Added Market --
 Class Y......................     1.85%      174,234        11.668468            2,033,042
Value-Added Market --
 Class Y......................     1.50%      386,414        11.797543            4,558,731
Global Franchise --
 Class II.....................     1.50%          613        12.234140                7,505
Global Franchise --
 Class II.....................     1.95%        4,543        12.197441               55,419
Global Franchise --
 Class II.....................     2.15%        8,056        12.181166               98,126
Global Franchise --
 Class II.....................     1.85%       11,005        12.205587              134,325
Enterprise -- Class I.........     1.65%        2,530         7.816728               19,773
Enterprise -- Class I.........     1.40%      124,465         7.553252              940,117
Enterprise -- Class II........     1.95%        5,192         5.249094               27,253
Enterprise -- Class II........     1.85%       78,347         5.258523              411,989
Enterprise -- Class II........     1.50%      100,507         5.316733              534,370
Growth and Income --
 Class I......................     1.65%          639        11.886251                7,600
Growth and Income --
 Class I......................     1.75%          980        11.453311               11,227
Growth and Income --
 Class I......................     1.40%      149,577        11.601336            1,735,287
Growth and Income --
 Class II.....................     1.90%          213        12.182227                2,597
Growth and Income --
 Class II.....................     1.80%          671        12.190393                8,178
Growth and Income --
 Class II.....................     1.60%        2,902        12.261832               35,582
Growth and Income --
 Class II.....................     2.25%        6,838        12.121904               82,887
Growth and Income --
 Class II.....................     1.95%       10,801        12.164488              131,390
Growth and Income --
 Class II.....................     2.15%       14,420        12.130039              174,913
Growth and Income --
 Class II.....................     1.50%       43,843        12.321077              540,199
Growth and Income --
 Class II.....................     1.85%      113,691        12.186313            1,385,474
Comstock -- Class II..........     1.50%          626        12.521462                7,844
Comstock -- Class II..........     1.60%        2,065        12.513077               25,837
Comstock -- Class II..........     2.25%        5,744        12.458666               71,559
Comstock -- Class II..........     1.95%       12,384        12.483755              154,604
Comstock -- Class II..........     2.15%       12,992        12.467014              161,971
Comstock -- Class II..........     1.85%       19,981        12.492112              249,609
Emerging Growth --
 Class II.....................     1.90%          212        11.810893                2,509
Emerging Growth --
 Class II.....................     1.50%        1,375        11.842633               16,284
Emerging Growth --
 Class II.....................     1.95%        1,723        11.806929               20,340
Emerging Growth --
 Class II.....................     1.85%        2,670        11.814857               31,547
                                                                               ------------
    SUBTOTAL..................                                                 $270,163,427
                                                                               ------------

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             UNITS
                                  FEES      OWNED BY           UNIT              CONTRACT
                                (NOTE 3)  PARTICIPANTS        PRICE*            LIABILITY
                                --------  ------------  -------------------  ----------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%        1,894       $10.480643         $     19,864
American Opportunities --
 Class X......................     1.40%          279        23.830926                6,660
Developing Growth --
 Class X......................     1.40%          277        21.766991                6,014
Dividend Growth -- Class X....     1.40%          878        24.323883               21,353
Global Equity -- Class X......     1.40%          455        16.172587                7,348
                                                                               ------------
    SUBTOTAL..................                                                 $     61,239
                                                                               ------------
GRAND TOTAL...................                                                 $270,224,666
                                                                               ============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                      This page intentionally left blank.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  5,862       $   18,038      $  145,950
                              --------       ----------      ----------
EXPENSES:
  Mortality and expense
   undertakings..........      (20,489)        (174,781)       (169,474)
                              --------       ----------      ----------
    Net investment income
     (loss)..............      (14,627)        (156,743)        (23,524)
                              --------       ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --
                              --------       ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        3,452          (30,111)        (19,682)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      459,701        3,808,633       3,357,143
                              --------       ----------      ----------
    Net gain (loss) on
     investments.........      463,153        3,778,522       3,337,461
                              --------       ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $448,526       $3,621,779      $3,313,937
                              ========       ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 33,664        $  3,132        $--              $ 53,185        $   71,563        $  3,325
                              --------        --------        --------         --------        ----------        --------
EXPENSES:
  Mortality and expense
   undertakings..........      (29,751)         (7,484)        (28,745)         (29,091)          (96,039)         (4,066)
                              --------        --------        --------         --------        ----------        --------
    Net investment income
     (loss)..............        3,913          (4,352)        (28,745)          24,094           (24,476)           (741)
                              --------        --------        --------         --------        ----------        --------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              --               --                --              --
                              --------        --------        --------         --------        ----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,017           2,054            (642)          29,474           (20,119)            431
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      669,166         231,510         667,153          295,755         1,559,504         138,739
                              --------        --------        --------         --------        ----------        --------
    Net gain (loss) on
     investments.........      673,183         233,564         666,511          325,229         1,539,385         139,170
                              --------        --------        --------         --------        ----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $677,096        $229,212        $637,766         $349,323        $1,514,909        $138,429
                              ========        ========        ========         ========        ==========        ========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $ 24,202
                               --------
EXPENSES:
  Mortality and expense
   undertakings..........       (21,902)
                               --------
    Net investment income
     (loss)..............         2,300
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         6,038
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       455,388
                               --------
    Net gain (loss) on
     investments.........       461,426
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $463,726
                               ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  1,327       $ --           $ --
                             --------       --------       --------
EXPENSES:
  Mortality and expense
   undertakings..........      (7,618)        (6,242)       (11,539)
                             --------       --------       --------
    Net investment income
     (loss)..............      (6,291)        (6,242)       (11,539)
                             --------       --------       --------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --
                             --------       --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (17,504)       (20,096)       (15,112)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     150,745        136,258        187,642
                             --------       --------       --------
    Net gain (loss) on
     investments.........     133,241        116,162        172,530
                             --------       --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $126,950       $109,920       $160,991
                             ========       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________


                           MFS INVESTORS    MFS TOTAL        EQUITY AND       CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES        INCOME        FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  ------------  ------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  4,156      $  138,125     $              2    $  10,136      $ --           $--            $--
                             --------      ----------     ----------------    ---------      --------       --------       -------
EXPENSES:
  Mortality and expense
   undertakings..........     (10,133)       (123,533)                  (2)    (222,382)       (8,246)        (4,755)       (2,806)
                             --------      ----------     ----------------    ---------      --------       --------       -------
    Net investment income
     (loss)..............      (5,977)         14,592           --             (212,246)       (8,246)        (4,755)       (2,806)
                             --------      ----------     ----------------    ---------      --------       --------       -------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --                         1      128,383        --            --             --
                             --------      ----------     ----------------    ---------      --------       --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,630)         (1,640)          --               19,857        15,858        (19,390)          302
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     144,612       1,284,028                   20      591,781       129,947        170,333        73,930
                             --------      ----------     ----------------    ---------      --------       --------       -------
    Net gain (loss) on
     investments.........     140,982       1,282,388                   20      611,638       145,805        150,943        74,232
                             --------      ----------     ----------------    ---------      --------       --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $135,005      $1,296,980     $             21    $ 527,775      $137,559       $146,188       $71,426
                             ========      ==========     ================    =========      ========       ========       =======

(a)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            U.S.         AMERICAN
                           HIGH YIELD   MID CAP VALUE  OPPORTUNITIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ --         $  --          $    95,044
                            --------     ----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (21,991)       (47,508)       (339,764)
                            --------     ----------     -----------
    Net investment income
     (loss)..............    (21,991)       (47,508)       (244,720)
                            --------     ----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --              --
                            --------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (22,631)      (108,343)     (5,805,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    370,235      1,362,458      10,655,055
                            --------     ----------     -----------
    Net gain (loss) on
     investments.........    347,604      1,254,115       4,849,571
                            --------     ----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $325,613     $1,206,607     $ 4,604,851
                            ========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________


                                               CAPITAL
                           BALANCED GROWTH  OPPORTUNITIES  DEVELOPING GROWTH   FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------  -----------------  ------------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  306,467      $  --            $  --                $269,223         $   710,048     $   34,067
                             ----------      ----------       -----------          --------         -----------     ----------
EXPENSES:
  Mortality and expense
   undertakings..........      (160,828)        (46,193)          (61,654)          (67,371)           (489,876)      (110,407)
                             ----------      ----------       -----------          --------         -----------     ----------
    Net investment income
     (loss)..............       145,639         (46,193)          (61,654)          201,852             220,172        (76,340)
                             ----------      ----------       -----------          --------         -----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --               --                --                  --              --
                             ----------      ----------       -----------          --------         -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (582,412)       (815,589)       (1,119,979)          (87,664)         (4,013,641)      (365,205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,545,521       2,032,469         2,796,767           484,678          12,754,243      2,975,233
                             ----------      ----------       -----------          --------         -----------     ----------
    Net gain (loss) on
     investments.........     1,963,109       1,216,880         1,676,788           397,014           8,740,602      2,610,028
                             ----------      ----------       -----------          --------         -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $2,108,748      $1,170,687       $ 1,615,134          $598,866         $ 8,960,774     $2,533,688
                             ==========      ==========       ===========          ========         ===========     ==========

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                             GROWTH        MONEY MARKET      UTILITIES
                           SUB-ACCOUNT   SUB-ACCOUNT (C)    SUB-ACCOUNT
                           -----------  ------------------  -----------
INVESTMENT INCOME:
  Dividends..............  $    3,835       $ 106,129       $  157,375
                           ----------       ---------       ----------
EXPENSES:
  Mortality and expense
   undertakings..........     (52,592)       (215,955)         (80,897)
                           ----------       ---------       ----------
    Net investment income
     (loss)..............     (48,757)       (109,826)          76,478
                           ----------       ---------       ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --                 --
                           ----------       ---------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (347,158)        (61,780)        (495,565)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,311,433         165,263        1,505,871
                           ----------       ---------       ----------
    Net gain (loss) on
     investments.........     964,275         103,483        1,010,306
                           ----------       ---------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  915,518       $  (6,343)      $1,086,784
                           ==========       =========       ==========

(c) Effective October 31, 2003, Active International Allocation merged with Money Market.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________


                           VALUE-ADDED                                 GROWTH AND
                             MARKET     GLOBAL FRANCHISE  ENTERPRISE     INCOME          COMSTOCK       EMERGING GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (D)    SUB-ACCOUNT (D)
                           -----------  ----------------  -----------  -----------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $  277,535       $--            $   7,741    $ 18,138         $--                -$-
                           ----------       -------        ---------    --------         -------             ------
EXPENSES:
  Mortality and expense
   undertakings..........    (308,566)         (953)         (25,705)    (37,381)         (2,722)              (371)
                           ----------       -------        ---------    --------         -------             ------
    Net investment income
     (loss)..............     (31,031)         (953)         (17,964)    (19,243)         (2,722)              (371)
                           ----------       -------        ---------    --------         -------             ------
CAPITAL GAINS INCOME
 (LOSS)..................     432,999           411           --          --             --                 --
                           ----------       -------        ---------    --------         -------             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (302,890)          131         (329,645)     (2,451)            (26)                 7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   7,311,757        27,305          750,507     717,339          60,967              4,661
                           ----------       -------        ---------    --------         -------             ------
    Net gain (loss) on
     investments.........   7,008,867        27,436          420,862     714,888          60,941              4,668
                           ----------       -------        ---------    --------         -------             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $7,410,835       $26,894        $ 402,898    $695,645         $58,219             $4,297
                           ==========       =======        =========    ========         =======             ======

(a)  From inception, May 1, 2003 to December 31, 2003.
(d)  From inception, April 30, 2003 to December 31, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................    $  (14,627)    $  (156,743)    $   (23,524)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........         3,452         (30,111)        (19,682)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       459,701       3,808,633       3,357,143
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       448,526       3,621,779       3,313,937
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       249,144       3,178,301       3,206,215
  Net transfers..........       258,926       6,582,759       3,105,684
  Surrenders for benefit
   payments and fees.....       (55,061)       (565,952)       (586,113)
  Net annuity
   transactions..........       --              --              --
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       453,009       9,195,108       5,725,786
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........       901,535      12,816,887       9,039,723
NET ASSETS:
  Beginning of year......     1,102,722       7,018,305       8,108,897
                             ----------     -----------     -----------
  End of year............    $2,004,257     $19,835,192     $17,148,620
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................    $    3,913       $ (4,352)      $  (28,745)      $   24,094       $  (24,476)       $   (741)
  Capital gains income...       --             --               --              --                --              --
  Net realized gain
   (loss) on security
   transactions..........         4,017          2,054             (642)          29,474          (20,119)            431
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       669,166        231,510          667,153          295,755        1,559,504         138,739
                             ----------       --------       ----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       677,096        229,212          637,766          349,323        1,514,909         138,429
                             ----------       --------       ----------       ----------       ----------        --------
UNIT TRANSACTIONS:
  Purchases..............       459,951        153,757          390,306          331,310        1,235,607         129,467
  Net transfers..........       630,943        319,201          349,150          738,777        1,205,325         230,010
  Surrenders for benefit
   payments and fees.....       (73,420)       (17,054)         (83,155)        (470,326)        (501,358)         (2,148)
  Net annuity
   transactions..........       --             --               --              --                --               16,649
                             ----------       --------       ----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,017,474        455,904          656,301          599,761        1,939,574         373,978
                             ----------       --------       ----------       ----------       ----------        --------
  Net increase (decrease)
   in net assets.........     1,694,570        685,116        1,294,067          949,084        3,454,483         512,407
NET ASSETS:
  Beginning of year......     1,440,826        300,206        1,483,909        1,656,858        5,546,499          76,399
                             ----------       --------       ----------       ----------       ----------        --------
  End of year............    $3,135,396       $985,322       $2,777,976       $2,605,942       $9,000,982        $588,806
                             ==========       ========       ==========       ==========       ==========        ========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................     $    2,300
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          6,038
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        455,388
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        463,726
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        477,285
  Net transfers..........        467,346
  Surrenders for benefit
   payments and fees.....        (81,722)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        862,909
                              ----------
  Net increase (decrease)
   in net assets.........      1,326,635
NET ASSETS:
  Beginning of year......        871,680
                              ----------
  End of year............     $2,198,315
                              ==========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................    $ (6,291)      $ (6,242)      $(11,539)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........     (17,504)       (20,096)       (15,112)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     150,745        136,258        187,642
                             --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     126,950        109,920        160,991
                             --------       --------       --------
UNIT TRANSACTIONS:
  Purchases..............      23,150         65,534         50,147
  Net transfers..........      17,385         (3,697)        71,177
  Surrenders for benefit
   payments and fees.....     (74,624)       (15,273)       (44,600)
  Net annuity
   transactions..........      --             --             --
                             --------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (34,089)        46,564         76,724
                             --------       --------       --------
  Net increase (decrease)
   in net assets.........      92,861        156,484        237,715
NET ASSETS:
  Beginning of year......     512,483        372,161        760,790
                             --------       --------       --------
  End of year............    $605,344       $528,645       $998,505
                             ========       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________


                           MFS INVESTORS    MFS TOTAL        EQUITY AND       CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES        INCOME        FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ------------------  ------------  ------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $ (5,977)     $    14,592       -- $            $  (212,246)   $  (8,246)      $ (4,755)     $ (2,806)
  Capital gains income...      --              --                  1             128,383       --            --             --
  Net realized gain
   (loss) on security
   transactions..........      (3,630)          (1,640)      --                   19,857       15,858        (19,390)          302
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     144,612        1,284,028            20             591,781      129,947        170,333        73,930
                             --------      -----------          ----         -----------    ---------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     135,005        1,296,980            21             527,775      137,559        146,188        71,426
                             --------      -----------          ----         -----------    ---------       --------      --------
UNIT TRANSACTIONS:
  Purchases..............     163,565        1,413,843           322           1,720,137      103,279         20,513        46,256
  Net transfers..........      82,719        2,612,418       --                  (85,759)     137,234         (8,380)      119,026
  Surrenders for benefit
   payments and fees.....     (16,813)        (562,481)      --               (2,595,696)    (142,680)        (7,735)       (5,072)
  Net annuity
   transactions..........      --              --            --                  --            --            --             --
                             --------      -----------          ----         -----------    ---------       --------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     229,471        3,463,780           322            (961,318)      97,833          4,398       160,210
                             --------      -----------          ----         -----------    ---------       --------      --------
  Net increase (decrease)
   in net assets.........     364,476        4,760,760           343            (433,543)     235,392        150,586       231,636
NET ASSETS:
  Beginning of year......     505,596        6,786,094       --               16,342,625      490,392        304,102       102,331
                             --------      -----------          ----         -----------    ---------       --------      --------
  End of year............    $870,072      $11,546,854          $343         $15,909,082    $ 725,784       $454,688      $333,967
                             ========      ===========          ====         ===========    =========       ========      ========

(a)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            U.S.         AMERICAN
                           HIGH YIELD   MID CAP VALUE  OPPORTUNITIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -------------  -------------
OPERATIONS:
  Net investment
   income................  $  (21,991)   $  (47,508)    $  (244,720)
  Capital gains income...      --           --              --
  Net realized gain
   (loss) on security
   transactions..........     (22,631)     (108,343)     (5,805,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     370,235     1,362,458      10,655,055
                           ----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     325,613     1,206,607       4,604,851
                           ----------    ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     483,220       389,167         665,043
  Net transfers..........     461,443       223,859      (2,589,009)
  Surrenders for benefit
   payments and fees.....    (155,404)     (264,490)     (3,257,451)
  Net annuity
   transactions..........      --           --               (1,002)
                           ----------    ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     789,259       348,536      (5,182,419)
                           ----------    ----------     -----------
  Net increase (decrease)
   in net assets.........   1,114,872     1,555,143        (577,568)
NET ASSETS:
  Beginning of year......   1,097,009     2,927,813      27,826,762
                           ----------    ----------     -----------
  End of year............  $2,211,881    $4,482,956     $27,249,194
                           ==========    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________


                                               CAPITAL
                           BALANCED GROWTH  OPPORTUNITIES  DEVELOPING GROWTH   FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------  -----------------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................    $   145,639     $  (46,193)      $   (61,654)        $  201,852        $   220,172     $   (76,340)
  Capital gains income...       --              --               --                 --                 --               --
  Net realized gain
   (loss) on security
   transactions..........       (582,412)      (815,589)       (1,119,979)           (87,664)        (4,013,641)       (365,205)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,545,521      2,032,469         2,796,767            484,678         12,754,243       2,975,233
                             -----------     ----------       -----------         ----------        -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,108,748      1,170,687         1,615,134            598,866          8,960,774       2,533,688
                             -----------     ----------       -----------         ----------        -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        145,487         47,100           169,798            141,722            644,491         153,739
  Net transfers..........        (71,508)       197,943           214,019            536,654           (885,121)       (241,699)
  Surrenders for benefit
   payments and fees.....     (2,619,736)      (288,532)         (676,669)          (708,933)        (4,575,930)       (940,727)
  Net annuity
   transactions..........       --              --                 (1,601)          --                    3,053          (2,214)
                             -----------     ----------       -----------         ----------        -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,545,757)       (43,489)         (294,453)           (30,557)        (4,813,507)     (1,030,901)
                             -----------     ----------       -----------         ----------        -----------     -----------
  Net increase (decrease)
   in net assets.........       (437,009)     1,127,198         1,320,681            568,309          4,147,267       1,502,787
NET ASSETS:
  Beginning of year......     13,930,834      3,407,567         4,487,244          4,987,273         38,883,563       8,636,877
                             -----------     ----------       -----------         ----------        -----------     -----------
  End of year............    $13,493,825     $4,534,765       $ 5,807,925         $5,555,582        $43,030,830     $10,139,664
                             ===========     ==========       ===========         ==========        ===========     ===========

(b)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                             GROWTH        MONEY MARKET       UTILITIES
                           SUB-ACCOUNT   SUB-ACCOUNT (C)     SUB-ACCOUNT
                           -----------  ------------------  --------------
OPERATIONS:
  Net investment
   income................  $  (48,757)     $  (109,826)      $    76,478
  Capital gains income...      --             --                 --
  Net realized gain
   (loss) on security
   transactions..........    (347,158)         (61,780)         (495,565)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,311,433          165,263         1,505,871
                           ----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     915,518           (6,343)        1,086,784
                           ----------      -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     139,486        1,483,255            90,167
  Net transfers..........     192,299       (3,413,070)         (459,705)
  Surrenders for benefit
   payments and fees.....    (607,227)      (5,371,799)         (744,791)
  Net annuity
   transactions..........      --              (17,795)          --
                           ----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (275,442)      (7,319,409)       (1,114,329)
                           ----------      -----------       -----------
  Net increase (decrease)
   in net assets.........     640,076       (7,325,752)          (27,545)
NET ASSETS:
  Beginning of year......   4,116,110       20,169,324         6,479,315
                           ----------      -----------       -----------
  End of year............  $4,756,186      $12,843,572       $ 6,451,770
                           ==========      ===========       ===========

(c) Effective October 31, 2003. Active International Allocation merged with Money Market.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________


                            VALUE-ADDED                                   GROWTH AND
                               MARKET      GLOBAL FRANCHISE  ENTERPRISE     INCOME          COMSTOCK       EMERGING GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT (A)   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (D)    SUB-ACCOUNT (D)
                           --------------  ----------------  -----------  -----------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................   $   (31,031)       $   (953)     $  (17,964)  $  (19,243)       $ (2,722)          $  (371)
  Capital gains income...       432,999             411          --           --            --                 --
  Net realized gain
   (loss) on security
   transactions..........      (302,890)            131        (329,645)      (2,451)            (26)                7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,311,757          27,305         750,507      717,339          60,967             4,661
                            -----------        --------      ----------   ----------        --------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,410,835          26,894         402,898      695,645          58,219             4,297
                            -----------        --------      ----------   ----------        --------           -------
UNIT TRANSACTIONS:
  Purchases..............       710,224          56,503         127,093      795,669         386,544            20,740
  Net transfers..........     3,325,222         214,496        (208,471)   1,115,554         229,096            45,684
  Surrenders for benefit
   payments and fees.....    (2,651,701)         (2,518)       (237,804)    (248,944)         (2,435)              (41)
  Net annuity
   transactions..........       --              --               --           --            --                 --
                            -----------        --------      ----------   ----------        --------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,383,745         268,481        (319,182)   1,662,279         613,205            66,383
                            -----------        --------      ----------   ----------        --------           -------
  Net increase (decrease)
   in net assets.........     8,794,580         295,375          83,716    2,357,924         671,424            70,680
NET ASSETS:
  Beginning of year......    21,531,529         --            1,849,786    1,757,410        --                 --
                            -----------        --------      ----------   ----------        --------           -------
  End of year............   $30,326,109        $295,375      $1,933,502   $4,115,334        $671,424           $70,680
                            ===========        ========      ==========   ==========        ========           =======

(a)  From inception, May 1, 2003 to December 31, 2003.
(d)  From inception, April 30, 2003 to December 31, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (4,641)    $   (83,564)    $    (3,613)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........          (441)       (390,065)       (189,120)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (155,461)     (1,691,262)     (1,383,306)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (160,543)     (2,164,891)     (1,576,039)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       233,128       1,527,956       1,523,174
  Net transfers..........        31,560       3,122,041       4,260,542
  Surrenders for benefit
   payments and fees.....       (36,737)       (365,258)       (483,947)
  Net Annuity
   Transactions..........       --              --              --
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       227,951       4,284,739       5,299,769
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........        67,408       2,119,848       3,723,730
NET ASSETS:
  Beginning of year......     1,035,314       4,898,457       4,385,167
                             ----------     -----------     -----------
  End of year............    $1,102,722     $ 7,018,305     $ 8,108,897
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    1,411       $ (1,617)      $  (12,673)      $  (13,245)      $    (5,141)       $   682
  Capital gains income...       --             --               --              --                 158,430        --
  Net realized gain
   (loss) on security
   transactions..........        (2,402)           209             (258)           2,030          (558,389)        (4,101)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (239,516)       (49,125)        (375,280)          88,364          (653,146)        (3,886)
                             ----------       --------       ----------       ----------       -----------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (240,507)       (50,533)        (388,211)          77,149        (1,058,246)        (7,305)
                             ----------       --------       ----------       ----------       -----------        -------
UNIT TRANSACTIONS:
  Purchases..............       254,646        109,140          386,205          213,792           658,908         27,798
  Net transfers..........       240,815        108,990          502,625          843,838         4,260,203         42,644
  Surrenders for benefit
   payments and fees.....       (47,163)       (23,686)         (31,945)         (58,606)         (478,900)        (1,308)
  Net Annuity
   Transactions..........       --             --               --              --                --              --
                             ----------       --------       ----------       ----------       -----------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       448,298        194,444          856,885          999,024         4,440,211         69,134
                             ----------       --------       ----------       ----------       -----------        -------
  Net increase (decrease)
   in net assets.........       207,791        143,911          468,674        1,076,173         3,381,965         61,829
NET ASSETS:
  Beginning of year......     1,233,035        156,295        1,015,235          580,685         2,164,534         14,570
                             ----------       --------       ----------       ----------       -----------        -------
  End of year............    $1,440,826       $300,206       $1,483,909       $1,656,858       $ 5,546,499        $76,399
                             ==========       ========       ==========       ==========       ===========        =======

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   3,271        $  (8,120)     $  (6,474)
  Capital gains income...        10,192          --             --
  Net realized gain
   (loss) on security
   transactions..........        (2,257)         (39,762)       (60,626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (123,747)        (181,976)      (169,448)
                              ---------        ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (112,541)        (229,858)      (236,548)
                              ---------        ---------      ---------
UNIT TRANSACTIONS:
  Purchases..............       329,533           71,124         30,517
  Net transfers..........       349,670           31,578        (19,239)
  Surrenders for benefit
   payments and fees.....       (44,626)         (58,400)        (8,605)
  Net Annuity
   Transactions..........       --               --             --
                              ---------        ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       634,577           44,302          2,673
                              ---------        ---------      ---------
  Net increase (decrease)
   in net assets.........       522,036         (185,556)      (233,875)
NET ASSETS:
  Beginning of year......       349,644          698,039        606,036
                              ---------        ---------      ---------
  End of year............     $ 871,680        $ 512,483      $ 372,161
                              =========        =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           MFS INVESTORS                                   ACTIVE
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL    INTERNATIONAL      CORE PLUS         EMERGING
                              SERIES      TRUST SERIES   RETURN SERIES   ALLOCATION       FIXED INCOME     MARKETS DEBT
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $ (11,088)     $ (2,998)     $   34,594      $  2,473        $   441,297        $ 26,289
  Capital gains income...      --             --              95,140        --                117,237          --
  Net realized gain
   (loss) on security
   transactions..........      (12,554)       (4,100)       (191,950)      (10,278)             5,056          (7,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (267,459)      (78,039)       (521,224)      (86,849)            59,727           9,066
                             ---------      --------      ----------      --------        -----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (291,101)      (85,137)       (583,440)      (94,654)           623,317          27,372
                             ---------      --------      ----------      --------        -----------        --------
UNIT TRANSACTIONS:
  Purchases..............       52,302       186,239         723,493        64,782            818,421          45,511
  Net transfers..........      147,197        91,821       3,502,363        38,456         10,108,719          35,506
  Surrenders for benefit
   payments and fees.....      (85,038)      (12,977)       (351,244)      (30,510)          (893,068)        (38,817)
  Net Annuity
   Transactions..........      --             --             --             --               --                --
                             ---------      --------      ----------      --------        -----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      114,461       265,083       3,874,612        72,728         10,034,072          42,200
                             ---------      --------      ----------      --------        -----------        --------
  Net increase (decrease)
   in net assets.........     (176,640)      179,946       3,291,172       (21,926)        10,657,389          69,572
NET ASSETS:
  Beginning of year......      937,430       325,650       3,494,922       431,263          5,685,236         420,820
                             ---------      --------      ----------      --------        -----------        --------
  End of year............    $ 760,790      $505,596      $6,786,094      $409,337        $16,342,625        $490,392
                             =========      ========      ==========      ========        ===========        ========

(a)  Formerly Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                              EMERGING
                           MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $ (4,134)     $ (1,690)   $   91,737
  Capital gains income...      --             --            --
  Net realized gain
   (loss) on security
   transactions..........       (8,783)       (6,944)      (55,382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (26,269)      (83,132)     (161,871)
                              --------      --------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (39,186)      (91,766)     (125,516)
                              --------      --------    ----------
UNIT TRANSACTIONS:
  Purchases..............       38,306         7,175        35,840
  Net transfers..........       32,001        80,102       (25,312)
  Surrenders for benefit
   payments and fees.....       (4,996)       (9,210)     (226,079)
  Net Annuity
   Transactions..........      --             --            --
                              --------      --------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       65,311        78,067      (215,551)
                              --------      --------    ----------
  Net increase (decrease)
   in net assets.........       26,125       (13,699)     (341,067)
NET ASSETS:
  Beginning of year......      277,977       116,030     1,438,076
                              --------      --------    ----------
  End of year............     $304,102      $102,331    $1,097,009
                              ========      ========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________


                                            AMERICAN                           CAPITAL                           DIVERSIFIED
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH    OPPORTUNITIES     DEVELOPING GROWTH    INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (B)       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------  ------------------  -----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   (43,342)  $   (223,434)    $   221,048       $   (80,568)        $   (81,083)    $  182,435
  Capital gains income...       --             --             --                --                  --               --
  Net realized gain
   (loss) on security
   transactions..........      (146,040)    (6,974,768)       (106,298)       (6,296,639)         (5,130,178)      (247,534)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,013,413)    (2,482,768)     (2,211,332)        2,233,035           2,905,252        415,407
                            -----------   ------------     -----------       -----------         -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,202,795)    (9,680,970)     (2,096,582)       (4,144,172)         (2,306,009)       350,308
                            -----------   ------------     -----------       -----------         -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       210,882        568,725         189,740           125,858              68,920        111,301
  Net transfers..........       653,527     (6,626,112)        912,560        (2,560,784)         (1,251,669)       (66,407)
  Surrenders for benefit
   payments and fees.....      (407,089)    (3,598,283)     (1,698,536)         (362,124)           (763,238)      (557,188)
  Net Annuity
   Transactions..........       --              (2,675)       --                --                    (2,328)        --
                            -----------   ------------     -----------       -----------         -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       457,320     (9,658,345)       (596,236)       (2,797,050)         (1,948,315)      (512,294)
                            -----------   ------------     -----------       -----------         -----------     ----------
  Net increase (decrease)
   in net assets.........      (745,475)   (19,339,315)     (2,692,818)       (6,941,222)         (4,254,324)      (161,986)
NET ASSETS:
  Beginning of year......     3,673,288     47,166,077      16,623,652        10,348,789           8,741,568      5,149,259
                            -----------   ------------     -----------       -----------         -----------     ----------
  End of year............   $ 2,927,813   $ 27,826,762     $13,930,834       $ 3,407,567         $ 4,487,244     $4,987,273
                            ===========   ============     ===========       ===========         ===========     ==========

(b)  Formerly Mid-Cap Equity Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $    311,806     $  (133,013)  $   (87,752)
  Capital gains income...       --               --            --
  Net realized gain
   (loss) on security
   transactions..........     (3,847,967)       (793,348)   (2,021,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (7,467,357)     (1,427,793)     (425,634)
                            ------------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (11,003,518)     (2,354,154)   (2,535,114)
                            ------------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............        425,537          41,735        10,032
  Net transfers..........     (9,627,623)     (1,825,753)   (3,248,937)
  Surrenders for benefit
   payments and fees.....     (6,183,881)     (1,154,412)     (576,911)
  Net Annuity
   Transactions..........         18,560          (2,989)      --
                            ------------     -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (15,367,407)     (2,941,419)   (3,815,816)
                            ------------     -----------   -----------
  Net increase (decrease)
   in net assets.........    (26,370,925)     (5,295,573)   (6,350,930)
NET ASSETS:
  Beginning of year......     65,254,488      13,932,450    10,467,040
                            ------------     -----------   -----------
  End of year............   $ 38,883,563     $ 8,636,877   $ 4,116,110
                            ============     ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________


                                                                     VALUE-ADDED                    GROWTH AND
                               MONEY MARKET          UTILITIES          MARKET       ENTERPRISE       INCOME
                            SUB-ACCOUNT (C)(D)      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT (E)
                           ---------------------  ---------------  ----------------  -----------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $     24,230         $   164,836      $      9,170    $  (19,637)    $   23,776
  Capital gains income...         --                   --                --              --            --
  Net realized gain
   (loss) on security
   transactions..........          (129,271)         (2,538,646)       (2,299,072)     (569,030)       (32,170)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            47,177             (62,437)       (3,727,341)     (222,163)      (284,091)
                               ------------         -----------      ------------    ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (57,864)         (2,436,247)       (6,017,243)     (810,830)      (292,485)
                               ------------         -----------      ------------    ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............           357,828             144,710         1,077,510       347,201        169,061
  Net transfers..........        (7,699,795)         (2,340,567)       (6,705,846)     (410,016)         7,975
  Surrenders for benefit
   payments and fees.....        (5,411,918)           (902,744)       (2,663,794)      (79,998)       (39,170)
  Net Annuity
   Transactions..........           (29,349)           --                 (69,581)       --            --
                               ------------         -----------      ------------    ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (12,783,234)         (3,098,601)       (8,361,711)     (142,813)       137,866
                               ------------         -----------      ------------    ----------     ----------
  Net increase (decrease)
   in net assets.........       (12,841,098)         (5,534,848)      (14,378,954)     (953,643)      (154,619)
NET ASSETS:
  Beginning of year......        32,601,087          12,014,163        35,910,483     2,803,429      1,912,029
                               ------------         -----------      ------------    ----------     ----------
  End of year............      $ 19,759,989         $ 6,479,315      $ 21,531,529    $1,849,786     $1,757,410
                               ============         ===========      ============    ==========     ==========

(c) Effective September 26, 2002, Emerging Markets Sub-Account merged with Money Market Sub-Account.
(d) Effective September 26, 2002, North American Government Securities Sub-Account merged with Money Market Sub-Account.
(e) Effective April 30, 2002, Strategic Stock Sub-Account merged with Growth and Income Sub-Account.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual fund (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees of $30 are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-42 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES    PROCEEDS
FUND                                        AT COST    FROM SALES
----                                      -----------  -----------
American Funds Global Growth Fund.......  $   752,059  $   313,677
American Funds Growth Fund..............   10,382,426    1,344,065
American Funds Growth-Income Fund.......    7,502,570    1,800,299
American Funds International Fund.......    1,340,924      319,536
American Funds Global Small
 Capitalization Fund....................      525,312       73,761
Franklin Small Cap Fund.................      997,009      369,451
Franklin Strategic Income Fund..........    1,438,495      814,640
Mutual Shares Securities Fund...........    4,650,941    2,735,839
Templeton Developing Markets Securities
 Fund...................................      399,472       26,234
Templeton Growth Securities Fund........    1,020,895      155,687
MFS Capital Opportunities Series........       48,323       88,703
MFS Emerging Growth Series..............      116,004       75,687
MFS Investors Growth Stock Series.......      172,731      107,543
MFS Investors Trust Series..............      282,316       58,821
MFS Total Return Series.................    5,143,800    1,665,423
Equity and Income.......................          329            6
Core Plus Fixed Income..................    6,260,318    7,305,467
Emerging Markets Debt...................      301,970      212,404
Emerging Markets Equity.................       81,398       81,842
Funds, Inc. Technology..................      179,557       22,151
High Yield..............................    1,017,554      250,286
U.S. Mid Cap Value......................    1,082,496      781,470
American Opportunities..................    2,046,811    7,473,487
Balanced Growth.........................    1,408,026    3,808,513
Capital Opportunities...................      802,089      892,380
Developing Growth.......................      796,031    1,152,234
Flexible Income.........................    1,290,623    1,118,968
Dividend Growth.........................    4,282,502    8,726,953
Global Equity...........................      496,114    1,603,020
Growth..................................      822,883    1,147,679
Money Market............................    8,725,284   15,948,835
Utilities...............................      420,804    1,448,212
Value-Added Market......................    7,463,517    5,666,519
Global Franchise........................      271,997        4,058
Enterprise..............................      181,952      519,200
Growth and Income.......................    2,112,435      469,386
Comstock................................      622,132       11,650
Emerging Growth.........................       66,342          329
                                          -----------  -----------
                                          $75,506,441  $68,594,415
                                          ===========  ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
American Funds Global Growth
 Fund..............................     119,376      45,638       73,738
American Funds Growth Fund.........   1,575,947     217,553    1,358,394
American Funds Growth-Income
 Fund..............................     795,969     192,590      603,379
American Funds International
 Fund..............................     211,398      51,662      159,736
American Funds Global Small
 Capitalization Fund...............     143,800       8,359      135,441
Franklin Small Cap Fund............     159,037      57,050      101,987
Franklin Strategic Income Fund.....     116,916      67,219       49,697
Mutual Shares Securities Fund......     435,728     257,424      178,304
Templeton Developing Markets
 Securities Fund...................      81,502       1,898       79,604
Templeton Growth Securities Fund...     131,409      15,653      115,756
MFS Capital Opportunities Series...       9,091      16,076       (6,985)
MFS Emerging Growth Series.........      29,411      18,971       10,440
MFS Investors Growth Stock
 Series............................      33,327      20,234       13,093
MFS Investors Trust Series.........      42,169       7,443       34,726
MFS Total Return Series............     478,043     155,042      323,001
Equity and Income..................          30           0           30
Core Plus Fixed Income.............     521,681     594,487      (72,806)
Emerging Markets Debt..............      21,324      15,718        5,606
Emerging Markets Equity............      13,977       9,067        4,910
Funds, Inc. Technology.............      83,105       9,168       73,937
High Yield.........................     115,124      27,512       87,612
U.S. Mid Cap Value.................     107,079      80,556       26,523
American Opportunities.............     824,430     762,845       61,585
Balanced Growth....................     200,855     277,839      (76,984)
Capital Opportunities..............     229,824     207,672       22,152
Developing Growth..................     101,600      76,981       24,619
Flexible Income....................      99,224      90,670        8,554
Dividend Growth....................     387,372     467,904      (80,532)
Global Equity......................     105,565     120,191      (14,626)
Growth.............................     125,398      88,919       36,479
Money Market.......................     848,468   1,441,591     (593,123)
Utilities..........................      43,569     106,809      (63,240)
Value-Added Market.................     575,392     325,612      249,780
Global Franchise...................      24,494         276       24,218
Enterprise.........................      37,200      90,521      (53,321)
Growth and Income..................     201,235      45,152      156,083
Comstock...........................      54,620         827       53,793
Emerging Growth....................       5,981           1        5,980

_____________________________________ SA-44 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                       UNITS      UNITS    NET INCREASE
FUND                                  ISSUED    REDEEMED    (DECREASE)
----                                 ---------  ---------  ------------
American Funds Global Growth
 Fund..............................     81,055     41,116       39,939
American Funds Growth Fund.........  1,188,401    589,740      598,661
American Funds Growth-Income
 Fund..............................    875,419    332,186      543,233
American Funds International
 Fund..............................    106,838     29,298       77,540
American Funds Small Capitalization
 Fund..............................     34,301      4,707       29,594
Franklin Small Cap Fund............    183,758     34,098      149,660
Franklin Strategic Income Fund.....    116,575     20,915       95,660
Mutual Shares Securities Fund......    924,117    556,609      367,508
Templeton Developing Securities
 Fund..............................     17,597      8,988        8,609
Templeton Growth Securities Fund...     83,426      9,566       73,860
MFS Capital Opportunities Series...     50,229     44,389        5,840
MFS Emerging Growth Series.........     42,906     50,127       (7,221)
MFS Investors Growth Stock
 Series............................     48,538     30,798       17,740
MFS Investors Trust Series.........     49,423      9,532       39,891
MFS Total Return Series............    767,099    424,295      342,804
Active International Allocation....     36,495     26,799        9,696
Core Plus Fixed Income.............  1,116,733    279,770      836,963
Emerging Markets Debt..............     20,314     17,482        2,832
Emerging Markets Equity............     27,134     19,568        7,566
Funds, Inc. Technology.............     39,056     13,512       25,544
High Yield.........................     57,371     84,726      (27,355)
Mid-Cap Value......................    178,408    123,864       54,544
American Opportunities.............    289,419    682,242     (392,823)
Balanced Growth....................    246,462    247,954       (1,492)
Capital Opportunities..............    455,759    916,977     (461,218)
Developing Growth..................     32,789    147,474     (114,685)
Diversified Income.................    109,680    153,155      (43,475)
Dividend Growth....................    246,297    939,075     (692,778)
Global Equity......................     80,313    249,622     (169,309)
Growth.............................     98,381    400,430     (302,049)
Money Market.......................  1,371,368  2,396,812   (1,025,444)
Utilities..........................     55,771    283,705     (227,934)
Value-Added Market.................    522,422    862,402     (339,980)
Enterprise.........................    112,708    110,714        1,994
Growth and Income..................     59,857     48,100       11,757

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
2003  Lowest contract charges       13,039         $ 1.111293          $    14,490      1.24%     --                    33.53%
      Highest contract charges       4,583          10.434278               47,823      1.43%     --                    29.34%
      Remaining contract
      charges                      240,727         --                    1,941,944      --        --               --
2002  Lowest contract charges       26,605           7.963333              211,866      1.40%       0.91%              (15.83)%
      Highest contract charges      25,142           5.602521              140,857      1.82%     --                   (16.21)%
      Remaining contract
      charges                      132,866         --                      749,999      --        --               --
2001  Lowest contract charges       23,340           9.460575              220,811      0.90%     --                   (12.58)%
      Highest contract charges     121,336           6.712798              814,503      1.48%       0.88%              (15.50)%
      Remaining contract
      charges                       --             --                      --           --        --               --
AMERICAN FUNDS GROWTH FUND
2003  Lowest contract charges      103,201           1.006145              103,835      1.28%       0.55%               35.04%
      Highest contract charges       1,633           7.133854               11,653      1.58%       0.31%               24.34%
      Remaining contract
      charges                    2,470,547         --                   19,719,704      --        --               --
2002  Lowest contract charges      198,250           7.753191            1,537,069      1.40%       0.03%              (25.51)%
      Highest contract charges     179,378           5.347177              959,165      1.81%       0.17%              (25.84)%
      Remaining contract
      charges                      839,360         --                    4,522,071      --        --               --
2001  Lowest contract charges      133,234          10.407808            1,386,669      0.90%       0.03%              (14.92)%
      Highest contract charges     485,092           7.239419            3,511,787      1.47%       0.51%              (19.37)%
      Remaining contract
      charges                       --             --                      --           --        --               --
AMERICAN FUNDS GROWTH-INCOME FUND
2003  Lowest contract charges      279,723          10.857374            3,037,059      1.40%       1.21%               30.59%
      Highest contract charges       1,086          10.878053               11,813      1.58%       2.50%               24.33%
      Remaining contract
      charges                    1,283,434         --                   14,099,748      --        --               --
2002  Lowest contract charges      224,186           8.314302            1,863,952      1.40%       1.36%              (19.48)%
      Highest contract charges     112,424           8.423390              946,990      1.81%       5.42%              (19.84)%
      Remaining contract
      charges                      624,254         --                    5,297,955      --        --               --
2001  Lowest contract charges       93,767          10.325741              968,217      0.90%       0.36%               (3.43)%
      Highest contract charges     323,863          10.550591            3,416,951      1.46%       1.82%                1.03%
      Remaining contract
      charges                       --             --                      --           --        --               --
AMERICAN FUNDS INTERNATIONAL FUND
2003  Lowest contract charges       25,692           9.940938              255,398      1.39%       2.43%               32.98%
      Highest contract charges         856           9.764532                8,358      1.40%       4.98%               34.26%
      Remaining contract
      charges                      409,265         --                    2,871,640      --        --               --
2002  Lowest contract charges        4,359           7.475572               32,586      1.40%       1.79%              (16.03)%
      Highest contract charges      26,643           5.147737              137,153      1.77%       5.92%              (16.41)%
      Remaining contract
      charges                      245,074         --                    1,271,087      --        --               --
2001  Lowest contract charges        2,041           8.902426               18,170      0.86%       0.53%              (16.49)%
      Highest contract charges     196,495           6.182681            1,214,865      1.48%       0.92%              (21.08)%
      Remaining contract
      charges                       --             --                      --           --        --               --

_____________________________________ SA-46 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
2003  Lowest contract charges       91,929         $ 1.141236          $   104,913      1.28%     --                    51.55%
      Highest contract charges       7,682          11.602372               89,133      1.90%     --                    50.57%
      Remaining contract
      charges                       87,495         --                      791,276      --        --               --
2002  Lowest contract charges        4,103           7.782819               31,936      1.39%       0.96%              (20.18)%
      Highest contract charges       7,366           5.604562               41,286      1.83%     --                   (20.54)%
      Remaining contract
      charges                       40,197         --                      226,984      --        --               --
2001  Lowest contract charges       22,071           7.081451              156,295      1.48%       0.93%              (14.15)%
      Highest contract charges      --             --                      --           --        --               --
      Remaining contract
      charges                       --             --                      --           --        --               --
FRANKLIN SMALL CAP FUND
2003  Lowest contract charges       47,047          11.135937              523,912      1.40%     --                    35.34%
      Highest contract charges         744           6.269322                4,664      1.58%     --                    30.99%
      Remaining contract
      charges                      341,209         --                    2,249,400      --        --               --
2002  Lowest contract charges       37,515           8.228175              308,679      1.40%       0.27%              (29.68)%
      Highest contract charges      64,424           4.684158              301,774      1.80%     --                   (29.99)%
      Remaining contract
      charges                      185,074         --                      873,456      --        --               --
2001  Lowest contract charges       18,569          11.700482              217,265      0.90%       0.10%               (7.17)%
      Highest contract charges     118,783           6.717858              797,970      1.47%       0.35%              (16.51)%
      Remaining contract
      charges                       --             --                      --           --        --               --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
2003  Lowest contract charges       54,976          13.368091              734,920      1.40%       2.39%               18.68%
      Highest contract charges         726          12.618912                9,164      1.48%     --                     8.80%
      Remaining contract
      charges                      144,849         --                    1,861,858      --        --               --
2002  Lowest contract charges       57,625          11.263607              649,068      1.39%       0.03%                3.66%
      Highest contract charges       9,474          10.737060              101,722      1.80%     --                     3.19%
      Remaining contract
      charges                       83,757         --                      906,068      --        --               --
2001  Lowest contract charges        9,709          10.866369              105,504      0.92%       5.68%                1.08%
      Highest contract charges      45,486          10.446779              475,182      1.47%       6.15%                2.95%
      Remaining contract
      charges                       --             --                      --           --        --               --
MUTUAL SHARES SECURITIES FUND
2003  Lowest contract charges      189,249          12.392633            2,345,296      1.40%       1.05%               23.41%
      Highest contract charges       1,862          12.065535               22,470      1.49%     --                    19.40%
      Remaining contract
      charges                      543,049         --                    6,633,216      --        --               --
2002  Lowest contract charges      216,952          10.041893            2,178,610      1.40%       1.31%              (13.04)%
      Highest contract charges      45,010           9.873096              444,389      1.80%     --                   (13.43)%
      Remaining contract
      charges                      293,894         --                    2,923,500      --        --               --
2001  Lowest contract charges       81,153          11.547491              937,115      0.91%       0.06%               (1.70)%
      Highest contract charges     107,195          11.450346            1,227,420      1.45%       0.99%                5.45%
      Remaining contract
      charges                       --             --                      --           --        --               --

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
2003  Lowest contract charges       40,770         $ 1.360999          $    55,488      1.28%     --                    51.76%
      Highest contract charges         302          10.920992                3,301      1.50%     --                    44.39%
      Remaining contract
      charges                       49,099         --                      530,017      --        --               --
2002  Lowest contract charges        2,094           6.913177               14,478      1.40%       7.30%               (1.35)%
      Highest contract charges       3,241           7.274506               23,573      1.77%     --                    (1.80)%
      Remaining contract
      charges                        5,232         --                       38,348      --        --               --
2001  Lowest contract charges        1,959           7.437357               14,570      1.49%       0.65%               (9.45)%
      Highest contract charges      --             --                      --           --        --               --
      Remaining contract
      charges                       --             --                      --           --        --               --
TEMPLETON GROWTH SECURITIES FUND
2003  Lowest contract charges       14,201           1.018575               14,464      1.24%     --                    30.43%
      Highest contract charges       1,665          10.207451               16,995      1.49%     --                    30.31%
      Remaining contract
      charges                      208,346         --                    2,166,856      --        --               --
2002  Lowest contract charges       24,764           8.311222              205,822      1.40%       2.21%              (19.62)%
      Highest contract charges      19,976           7.910934              158,025      1.79%     --                   (19.99)%
      Remaining contract
      charges                       63,714         --                      507,833      --        --               --
2001  Lowest contract charges       15,100          10.340363              156,143      0.89%     --                    (2.87)%
      Highest contract charges      19,493           9.926456              193,501      1.47%       1.85%               (2.78)%
      Remaining contract
      charges                       --             --                      --           --        --               --
MFS CAPITAL OPPORTUNITIES SERIES
2003  Lowest contract charges        4,488           7.628186               34,236      1.40%       0.23%               25.62%
      Highest contract charges      18,591           5.643391              104,918      1.85%       0.23%               25.06%
      Remaining contract
      charges                       81,703         --                      466,190      --        --               --
2002  Lowest contract charges        3,183           6.072506               19,330      1.40%       0.04%              (30.67)%
      Highest contract charges      16,381           4.512723               73,924      1.83%     --                   (30.98)%
      Remaining contract
      charges                       92,204         --                      419,229      --        --               --
2001  Lowest contract charges        1,212           8.758679               10,619      0.91%     --                   (19.51)%
      Highest contract charges     104,716           6.564618              687,420      1.47%       0.01%              (24.62)%
      Remaining contract
      charges                       --             --                      --           --        --               --
MFS EMERGING GROWTH SERIES
2003  Lowest contract charges        2,362           6.725746               15,884      1.40%     --                    28.42%
      Highest contract charges       1,995           6.622651               13,213      1.87%     --                    27.72%
      Remaining contract
      charges                      111,634         --                      499,548      --        --               --
2002  Lowest contract charges        1,909           5.237359               10,000      1.40%     --                   (34.68)%
      Highest contract charges       9,438           3.470593               32,757      1.78%     --                   (34.98)%
      Remaining contract
      charges                       94,202         --                      329,404      --        --               --
2001  Lowest contract charges          639           8.018392                5,125      0.86%     --                   (18.33)%
      Highest contract charges     112,132           5.358960              600,911      1.48%     --                   (34.48)%
      Remaining contract
      charges                       --             --                      --           --        --               --

_____________________________________ SA-48 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
MFS INVESTORS GROWTH STOCK SERIES
2003  Lowest contract charges       58,552         $ 7.209750          $   422,146      1.40%     --                    21.31%
      Highest contract charges         150           7.081801                1,059      1.42%     --                    14.47%
      Remaining contract
      charges                       98,920         --                      575,300      --        --               --
2002  Lowest contract charges       61,599           5.943046              366,084      1.40%     --                   (28.54)%
      Highest contract charges      11,405           4.728771               53,933      1.81%     --                   (28.87)%
      Remaining contract
      charges                       71,524         --                      340,773      --        --               --
2001  Lowest contract charges       55,528           8.316955              461,827      0.89%     --                   (14.27)%
      Highest contract charges      71,259           6.674239              475,603      1.47%       0.09%              (25.27)%
      Remaining contract
      charges                       --             --                      --           --        --               --
MFS INVESTORS TRUST SERIES
2003  Lowest contract charges       13,504           7.632109              103,065      1.39%       0.57%               20.45%
      Highest contract charges         144           7.496658                1,082      1.42%     --                    16.37%
      Remaining contract
      charges                      100,841         --                      765,925      --        --               --
2002  Lowest contract charges        7,546           6.336303               47,812      1.36%     --                   (22.06)%
      Highest contract charges      30,050           6.311147              189,649      1.78%     --                   (22.41)%
      Remaining contract
      charges                       42,168         --                      268,135      --        --               --
2001  Lowest contract charges       39,874           8.167013              325,650      1.46%       0.32%              (17.21)%
      Highest contract charges      --             --                      --           --        --               --
      Remaining contract
      charges                       --             --                      --           --        --               --
MFS TOTAL RETURN SERIES
2003  Lowest contract charges      230,841          11.767538            2,716,435      1.40%       1.63%               14.71%
      Highest contract charges       1,000          11.577974               11,576      1.58%     --                    11.85%
      Remaining contract
      charges                      751,811         --                    8,818,843      --        --               --
2002  Lowest contract charges      166,620          10.258859            1,709,333      1.40%       2.15%               (6.49)%
      Highest contract charges      46,976          10.206689              479,472      1.80%     --                    (6.91)%
      Remaining contract
      charges                      447,054         --                    4,597,289      --        --               --
2001  Lowest contract charges      104,685          10.970528            1,148,450      0.91%     --                    (2.04)%
      Highest contract charges     213,162          11.007917            2,346,472      1.45%       1.04%               (1.25)%
      Remaining contract
      charges                       --             --                      --           --        --               --
EQUITY AND INCOME
2003  Lowest contract charges           30          11.571353                  343      1.34%       1.76%               15.71%
      Highest contract charges      --             --                      --           --        --               --
      Remaining contract
      charges                       --             --                      --           --        --               --
CORE PLUS FIXED INCOME
2003  Lowest contract charges        2,838           1.097784                3,115      1.29%     --                     3.29%
      Highest contract charges       1,247          12.698069               15,839      1.49%     --                     0.89%
      Remaining contract
      charges                    1,243,626         --                   15,890,128      --        --               --
2002  Lowest contract charges      757,943          12.579042            9,534,199      1.39%       5.35%                5.84%
      Highest contract charges      38,354          12.427436              476,639      1.78%      23.52%                5.36%
      Remaining contract
      charges                      524,219         --                    6,331,787      --        --               --
2001  Lowest contract charges      342,769          11.885531            4,073,992      1.36%       7.80%                7.80%
      Highest contract charges       9,073          11.816946              107,219      1.61%       4.71%                7.53%
      Remaining contract
      charges                      131,711         --                    1,504,025      --        --               --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
EMERGING MARKETS DEBT
2003  Lowest contract charges       26,169         $13.951766          $   365,104      1.40%     --                    26.09%
      Highest contract charges         218          16.932756                3,683      1.47%     --                    12.72%
      Remaining contract
      charges                       22,646         --                      356,997      --        --               --
2002  Lowest contract charges       30,899          11.065073              341,897      1.40%       6.52%                7.70%
      Highest contract charges       1,126          13.561441               15,271      1.62%      36.09%                7.22%
      Remaining contract
      charges                       11,402         --                      133,224      --        --               --
2001  Lowest contract charges       33,563          10.273568              344,815      1.38%      10.65%                8.57%
      Highest contract charges       1,304          10.232612               13,345      1.53%       9.11%                8.41%
      Remaining contract
      charges                        5,727         --                       62,660      --        --               --
EMERGING MARKETS EQUITY
2003  Lowest contract charges        4,818           1.187725                5,722      1.28%     --                    47.74%
      Highest contract charges       2,460          10.311851               25,367      2.09%     --                    45.90%
      Remaining contract
      charges                       43,417         --                      423,599      --        --               --
2002  Lowest contract charges       26,730           7.163268              191,474      1.40%     --                   (10.17)%
      Highest contract charges       4,466           7.076842               31,607      1.82%     --                   (10.57)%
      Remaining contract
      charges                       14,591         --                       81,021      --        --               --
2001  Lowest contract charges       23,234           7.973825              185,265      1.39%     --                    (7.79)%
      Highest contract charges         387           7.927764                3,068      1.62%     --                    (8.02)%
      Remaining contract
      charges                       14,600         --                       89,645      --        --               --
FUNDS TECHNOLOGY
2003  Lowest contract charges       53,294           2.512880              133,922      1.39%     --                    45.72%
      Highest contract charges      23,465           2.479745               58,187      1.84%     --                    45.07%
      Remaining contract
      charges                       56,603         --                      141,858      --        --               --
2002  Lowest contract charges        8,348           1.724465               14,395      1.38%     --                   (49.68)%
      Highest contract charges      51,078           1.721579               87,936      1.50%     --                   (49.73)%
      Remaining contract
      charges                       --             --                      --           --        --               --
2001  Lowest contract charges          115           3.426897                  395      0.33%     --                   (26.91)%
      Highest contract charges      33,766           3.424592              115,635      1.46%     --                   (49.60)%
      Remaining contract
      charges                       --             --                      --           --        --               --
HIGH YIELD
2003  Lowest contract charges       98,201           9.935899              975,717      1.40%     --                    23.96%
      Highest contract charges         377           9.707303                3,663      1.48%     --                    10.68%
      Remaining contract
      charges                      127,351         --                    1,232,501      --        --               --
2002  Lowest contract charges       90,568           8.015207              725,919      1.40%       8.88%               (8.56)%
      Highest contract charges       1,199           7.907875                9,484      1.73%      79.35%               (8.97)%
      Remaining contract
      charges                       46,551         --                      361,606      --        --               --
2001  Lowest contract charges      111,113           8.765503              973,962      1.38%       9.63%               (5.80)%
      Highest contract charges       8,102           8.703150               70,517      1.62%      13.20%               (6.04)%
      Remaining contract
      charges                       46,457         --                      393,597      --        --               --

_____________________________________ SA-50 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
U.S. MID-CAP VALUE
2003  Lowest contract charges      161,815         $12.373105          $ 2,002,156      1.40%     --                    39.54%
      Highest contract charges         488          13.386714                6,539      1.48%     --                    33.41%
      Remaining contract
      charges                      225,789         --                    2,474,261      --        --               --
2002  Lowest contract charges      196,114           8.866874            1,738,922      1.40%     --                   (29.02)%
      Highest contract charges       9,135           9.687644               88,492      1.79%     --                   (29.34)%
      Remaining contract
      charges                      156,320         --                    1,100,399      --        --               --
2001  Lowest contract charges      237,188          12.492717            2,963,123      1.38%       0.11%               (4.50)%
      Highest contract charges       5,848          13.736052               80,327      1.61%       0.09%               (4.74)%
      Remaining contract
      charges                       63,988         --                      629,838      --        --               --
AMERICAN OPPORTUNITIES
2003  Lowest contract charges      298,056           0.920177              274,264      1.29%     --                    19.01%
      Highest contract charges       8,240           5.911953               48,715      1.44%     --                    17.02%
      Remaining contract
      charges                    1,565,664         --                   26,926,215      --        --               --
2002  Lowest contract charges    1,235,619          20.043458           24,766,076      1.40%       0.69%              (22.65)%
      Highest contract charges      50,598           5.031262              254,571      1.82%     --                   (23.17)%
      Remaining contract
      charges                      524,158         --                    2,806,115      --        --               --
2001  Lowest contract charges    1,678,773          25.913246           43,502,463      1.39%       0.25%              (30.45)%
      Highest contract charges      47,114          11.155418              525,576      1.63%       0.28%              (30.63)%
      Remaining contract
      charges                      477,312         --                    3,138,037      --        --               --
BALANCED GROWTH
2003  Lowest contract charges      104,166           1.017026              105,939      1.29%       3.14%               18.29%
      Highest contract charges       1,259          11.007388               13,856      1.44%       1.92%               15.79%
      Remaining contract
      charges                      756,760         --                   13,374,030      --        --               --
2002  Lowest contract charges       29,205           0.859773               25,109      0.97%       3.42%              (14.02)%
      Highest contract charges      13,469           9.425776              126,953      1.79%       4.41%              (13.28)%
      Remaining contract
      charges                      896,495         --                   13,778,772      --        --               --
2001  Lowest contract charges      776,471          19.082940           14,817,355      1.38%       2.91%               (0.20)%
      Highest contract charges      19,262          11.453669              220,621      1.62%       3.40%               (0.45)%
      Remaining contract
      charges                      144,929         --                    1,585,676      --        --               --
CAPITAL OPPORTUNITIES
2003  Lowest contract charges      376,405           7.822737            2,944,514      1.40%     --                    39.67%
      Highest contract charges      12,610           2.979113               37,568      1.17%     --                    28.54%
      Remaining contract
      charges                      499,056         --                    1,552,683      --        --               --
2002  Lowest contract charges      423,030           5.600855            2,369,328      1.41%     --                   (44.60)%
      Highest contract charges      22,780           2.146989               48,909      1.80%     --                   (45.03)%
      Remaining contract
      charges                      420,110         --                      989,330      --        --               --
2001  Lowest contract charges      806,235          10.110585            8,151,505      1.39%     --                   (37.28)%
      Highest contract charges      30,512           8.837355              269,644      1.64%     --                   (37.43)%
      Remaining contract
      charges                      490,389         --                    1,927,640      --        --               --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
DEVELOPING GROWTH
2003  Lowest contract charges       13,786         $ 1.035726          $    14,279      1.29%     --                    39.58%
      Highest contract charges       4,535           6.144071               27,866      1.44%     --                    28.73%
      Remaining contract
      charges                      344,050         --                    5,765,780      --        --               --
2002  Lowest contract charges        3,555           0.742048                2,638      0.97%     --                   (25.80)%
      Highest contract charges       1,146           4.454069                5,107      1.82%     --                   (29.29)%
      Remaining contract
      charges                      333,050         --                    4,479,499      --        --               --
2001  Lowest contract charges      371,623          21.906440            8,140,931      1.39%       1.05%              (26.53)%
      Highest contract charges      15,563          11.627062              180,953      1.63%       1.11%              (26.71)%
      Remaining contract
      charges                       65,251         --                      419,684      --        --               --
FLEXIBLE INCOME
2003  Lowest contract charges        2,324           1.217480                2,829      1.28%       5.84%               12.08%
      Highest contract charges         652          10.446908                6,807      1.59%       3.85%                6.24%
      Remaining contract
      charges                      445,340         --                    5,545,946      --        --               --
2002  Lowest contract charges      385,784          11.593850            4,472,726      1.40%       4.93%                7.16%
      Highest contract charges       5,284           9.468153               50,033      1.78%       6.52%                6.60%
      Remaining contract
      charges                       48,692         --                      464,514      --        --               --
2001  Lowest contract charges      443,140          10.819035            4,794,347      1.38%       6.84%               (5.40)%
      Highest contract charges      10,341           8.519618               88,100      1.64%       6.20%               (5.63)%
      Remaining contract
      charges                       29,754         --                      266,812      --        --               --
DIVIDEND GROWTH
2003  Lowest contract charges      125,937           0.974474              122,723      1.29%       2.18%               26.09%
      Highest contract charges       7,937          10.426884               82,759      1.29%       1.24%               21.61%
      Remaining contract
      charges                    1,975,665         --                   42,825,348      --        --               --
2002  Lowest contract charges       34,252           0.772873               26,472      0.98%       1.92%              (22.71)%
      Highest contract charges      10,134           8.346833               84,584      1.80%       3.60%              (19.65)%
      Remaining contract
      charges                    2,145,686         --                   38,772,507      --        --               --
2001  Lowest contract charges    2,620,202          23.859677           62,517,182      1.38%       1.77%               (6.76)%
      Highest contract charges      30,103          10.362463              311,943      1.63%       1.77%               (6.99)%
      Remaining contract
      charges                      232,544         --                    2,425,364      --        --               --
GLOBAL EQUITY
2003  Lowest contract charges      105,930           1.054284              111,680      1.29%       0.38%               32.98%
      Highest contract charges       3,521           7.845732               27,627      1.29%     --                    27.38%
      Remaining contract
      charges                      657,150         --                   10,000,357      --        --               --
2002  Lowest contract charges       56,041           0.792836               44,431      0.97%     --                   (20.72)%
      Highest contract charges         374           5.960107                2,227      1.74%     --                   (19.08)%
      Remaining contract
      charges                      724,813         --                    8,590,219      --        --               --
2001  Lowest contract charges      907,359          14.941594           13,557,387      1.39%       0.71%              (18.37)%
      Highest contract charges      16,940          10.412601              176,391      1.64%       0.79%              (18.58)%
      Remaining contract
      charges                       26,239         --                      198,672      --        --               --

_____________________________________ SA-52 ____________________________________

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
GROWTH
2003  Lowest contract charges        9,176         $ 0.920058          $     8,443      1.28%     --                    25.27%
      Highest contract charges         218           5.860878                1,278      1.91%     --                    24.07%
      Remaining contract
      charges                      387,025         --                    4,746,465      --        --               --
2002  Lowest contract charges      283,805          13.164783            3,736,236      1.41%     --                   (28.85)%
      Highest contract charges       4,619           7.618954               35,188      1.66%     --                   (29.03)%
      Remaining contract
      charges                       71,517         --                      344,686      --        --               --
2001  Lowest contract charges      507,915          18.502265            9,397,569      1.39%     --                   (16.41)%
      Highest contract charges       7,201          10.734813               77,301      1.63%     --                   (16.62)%
      Remaining contract
      charges                      146,876         --                      992,171      --        --               --
MONEY MARKET
2003  Lowest contract charges      678,970          12.866023            8,735,641      1.40%       0.66%               (0.75)%
      Highest contract charges       1,326          10.080023               13,365      1.49%       0.18%               (1.28)%
      Remaining contract
      charges                      400,218         --                    4,094,566      --        --               --
2002  Lowest contract charges    1,195,288          12.963377           15,494,964      1.40%       1.34%               (0.07)%
      Highest contract charges      12,395          10.282043              127,446      1.75%       0.79%               (0.76)%
      Remaining contract
      charges                      398,503         --                    4,137,579      --        --               --
2001  Lowest contract charges    2,003,523          12.972049           25,989,799      1.38%       3.49%                2.40%
      Highest contract charges      16,307          11.119958              181,337      1.64%       3.66%                2.15%
      Remaining contract
      charges                      466,825         --                    4,858,342      --        --               --
UTILITIES
2003  Lowest contract charges        3,754           0.955583                3,588      1.26%       2.61%               18.92%
      Highest contract charges       1,804           6.150422               11,096      1.44%       2.00%               14.46%
      Remaining contract
      charges                      446,982         --                    6,437,086      --        --               --
2002  Lowest contract charges      345,128          16.122923            5,564,473      1.40%       3.16%              (21.48)%
      Highest contract charges       4,285           5.236564               22,440      1.73%      11.09%              (22.04)%
      Remaining contract
      charges                      166,367         --                      892,402      --        --               --
2001  Lowest contract charges      506,208          20.532656           10,393,805      1.39%       2.14%              (26.55)%
      Highest contract charges       2,790          11.256954               31,401      1.63%       2.15%              (26.73)%
      Remaining contract
      charges                      234,717         --                    1,588,958      --        --               --
VALUE-ADDED MARKET
2003  Lowest contract charges       76,728           1.073160               82,342      1.29%       1.25%               35.38%
      Highest contract charges       6,898          11.606791               80,066      1.48%     --                    29.88%
      Remaining contract
      charges                    1,486,823         --                   30,163,701      --        --               --
2002  Lowest contract charges       34,727           0.792734               27,530      0.97%     --                   (20.73)%
      Highest contract charges      90,943           8.684354              789,783      1.80%     --                   (17.75)%
      Remaining contract
      charges                    1,194,997         --                   20,714,216      --        --               --
2001  Lowest contract charges    1,422,523          23.458092           33,369,669      1.38%       0.96%               (3.20)%
      Highest contract charges       8,205          12.626590              103,599      1.62%       0.76%               (3.44)%
      Remaining contract
      charges                      229,920         --                    2,437,215      --        --               --
GLOBAL FRANCHISE
2003  Lowest contract charges          613          12.234140                7,505      0.95%     --                    22.34%
      Highest contract charges       8,056          12.181166               98,126      1.39%     --                    21.81%
      Remaining contract
      charges                       15,548         --                      189,744      --        --               --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                               INVESTMENT
                                                      UNIT               CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS          FAIR VALUE#         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ---------  ------------------------  --------------  -------  ----------  ----------------------
ENTERPRISE
2003  Lowest contract charges      124,465         $ 7.553252          $   940,117      1.40%       0.52%               24.13%
      Highest contract charges       5,192           5.249094               27,253      1.27%     --                    18.48%
      Remaining contract
      charges                      181,384         --                      966,132      --        --               --
2002  Lowest contract charges      156,833           6.084980              954,327      1.41%       0.53%              (30.31)%
      Highest contract charges      73,548           4.261970              313,459      1.80%     --                   (30.87)%
      Remaining contract
      charges                      133,982         --                      582,000      --        --               --
2001  Lowest contract charges      216,703           8.731900            1,892,229      1.39%       0.22%              (21.53)%
      Highest contract charges       2,534           9.081826               23,013      1.64%       0.19%              (21.73)%
      Remaining contract
      charges                      143,133         --                      888,189      --        --               --
GROWTH AND INCOME
2003  Lowest contract charges      149,577          11.601336            1,735,287      1.40%       0.96%               26.25%
      Highest contract charges       6,838          12.121904               82,887      1.46%     --                    23.62%
      Remaining contract
      charges                      188,166         --                    2,297,160      --        --               --
2002  Lowest contract charges      143,810           9.189084            1,321,480      1.40%       2.69%              (14.40)%
      Highest contract charges      13,504           9.722675              131,293      1.77%     --                   (14.98)%
      Remaining contract
      charges                       31,179         --                      304,637      --        --               --
2001  Lowest contract charges      154,840          10.734306            1,662,098      1.38%       1.93%               (0.33)%
      Highest contract charges       1,851          11.053049               20,454      1.60%       1.66%               (0.57)%
      Remaining contract
      charges                       20,044         --                      229,477      --        --               --
COMSTOCK
2003  Lowest contract charges          626          12.521462                7,844      0.99%     --                    25.22%
      Highest contract charges       5,744          12.458666               71,559      1.40%     --                    24.59%
      Remaining contract
      charges                       47,422         --                      592,021      --        --               --
EMERGING GROWTH
2003  Lowest contract charges        1,375          11.842633               16,284      1.00%     --                    18.43%
      Highest contract charges       1,723          11.806929               20,340      1.28%     --                    18.07%
      Remaining contract
      charges                        2,882         --                       34,056      --        --               --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-54 ____________________________________

    Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

    MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will make certain deductions ranging from 1.25% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

    ADMINISTRATIVE CHARGES:

    The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

    RIDERS:

    The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge and Principal First Charge. These deductions range from .15% to .70%.

    These charges are a reduction in unit values.

    ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

_____________________________________ SA-55 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (Received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations," that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements
No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS
No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of
Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as "loan(s)") acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

The SOP is effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                          2,037                6.8%               2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $  3,141
Over one year through five years                          10,692              11,146
Over five years through ten years                          7,437               7,912
Over ten years                                             7,253               7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $ 30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2004                                  $     35
2005                                  $     30
2006                                  $     29
2007                                  $     25
2008                                  $     24
----------------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2003            2002
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                              (713)           (751)
Employee benefits                                                         5              13
Net unrealized capital losses (gains) on securities                    (535)           (422)
Net operating loss carryforward/Minimum tax credits                     124             249
Investments and other                                                    (5)            (31)
                                                              -----------------------------
                                                       TOTAL          $(486)          $(243)
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $     28
2005                         25
2006                         23
2007                         21
2008                         20
Thereafter                   37
                       --------
                TOTAL  $    154
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk CHARGES. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  3,374    $  2,694    $  2,947
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $  1,254    $  1,049    $    865
  Individual Life                                              222         224         205
  COLI                                                         215         276         352
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Investment Products                                     $    494    $    385    $    413
  Individual Life                                              165         146         153
  COLI                                                           1          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $     65    $     87    $    111
  Individual Life                                               64          59          54
  COLI                                                          22          14          17
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    414    $    343    $    375
  Individual Life                                              134         116         106
  COLI                                                          46          31          36
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Investment Products                                     $126,158    $ 96,865    $106,497
  Individual Life                                            9,484       8,173       9,248
  COLI                                                      29,593      30,326      26,835
  Other                                                      6,705       6,737       2,853
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,656    $  1,451    $  1,397
    Other                                                    1,718       1,243       1,550
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      3,374       2,694       2,947
                                                         ----------------------------------
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2003      2002      2003     2002       2003     2002       2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (2)

          (3)  (b) Form of the Sales Agreement. (2)

          (4)  Individual Flexible Premium Variable Annuity Contract. (1)

          (5)  Form of Application. (1)

          (6)  (a) Articles of Incorporation of Hartford. (3)

               (b) Bylaws of Hartford. (4)

          (7)  Not applicable.

          (8) Form of Share Purchase Agreement by the registrant and Dean Witter Select Dimensions Investment Series. (1)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Deloitte & Touche LLP.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart. (5)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See item 24 (b)(16).

Item 27.  Number of Contract Owners

          As of February 29, 2004, there were 5,404 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(A)  involved a knowing and culpable violation of law by the director;

(B)  enabled the director or an associate to receive an improper personal gain;

(C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

(D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

(E)  created liability under section 33-757 relating to unlawful distributions.

     The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

(a)  HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
     Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)
     Hartford Life Insurance Company - Separate Account Two (Variable
     Account "A")
     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)
     Hartford Life Insurance Company - Separate Account Ten
     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life Insurance Company - Separate Account Eleven
     Hartford Life Insurance Company - Separate Account Twelve
     Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
     Hart Life Insurance Company - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

                                                POSITIONS AND OFFICES
                NAME                              WITH UNDERWRITER
                ----                              ----------------
          David A. Carlson                 Senior Vice President and Deputy Chief Financial Officer
          Bruce W. Ferris                  Vice President
          George R. Jay                    Controller
          Stephen T. Joyce                 Vice President
          Thomas M. Marra                  President, Chief Executive Officer and Chairman of the Board, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and Corporate Secretary
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director
          Lizabeth H. Zlatkus              Executive Vice President & Chief Financial Officer, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2004.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
     (Registrant)

By:  Thomas M. Marra                              *By: /s/ Marianne O'Doherty
    ----------------------------------                 ----------------------
     Thomas M. Marra, President, Chief Executive         Marianne O'Doherty
     Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

By:  Thomas M. Marra
    ----------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President & Deputy
     Chief Financial Officer, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,         *By:  /s/ Marianne O'Doherty
     Director*                                            ----------------------
John C. Walters, Executive Vice President,                  Marianne O'Doherty
     Director*                                              Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*         Date: April 26, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-80738

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)    Consent of Deloitte & Touche LLP.

(15)    Copy of Power of Attorney.